SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [   ]

         Post-Effective Amendment No. 1    (File No. 333-82149)        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              3       (File No. 811-7195)        [X]

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                55474
(Address of Depositor's Principal Executive Offices)                (Zip Code)

Depositor's Telephone Number, including Area Code               (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000  pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2000

AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

     829 AXP Financial Center
     Minneapolis, MN 55474
     Telephone: 800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-  American Express-Registered Trademark-  Variable Portfolio Funds
-  AIM Variable Insurance Funds
-  Fidelity Variable Insurance Products - Service Class
-  Franklin Templeton Variable Insurance Products Trust (FTVIPT) - Class 2
-  MFS-Registered Trademark-  Variable Insurance Trust-SM-
-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference. This contract is available for nonqualified annuities, Individual Retirement Annuities (IRAs) (including Roth IRAs) and Simplified Employee Pension (SEP) plans.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                   PROSPECTUS -- MAY 1, 2000  1

TABLE OF CONTENTS

KEY TERMS...........................................................................   3
THE CONTRACT IN BRIEF...............................................................   5
EXPENSE SUMMARY.....................................................................   7
CONDENSED FINANCIAL INFORMATION (UNAUDITED).........................................  12
FINANCIAL STATEMENTS................................................................  23
PERFORMANCE INFORMATION.............................................................  23
THE VARIABLE ACCOUNT AND THE FUNDS..................................................  24
THE FIXED ACCOUNT...................................................................  28
BUYING YOUR CONTRACT................................................................  29
CHARGES.............................................................................  32
VALUING YOUR INVESTMENT.............................................................  36
MAKING THE MOST OF YOUR CONTRACT....................................................  38
WITHDRAWALS.........................................................................  42
CHANGING OWNERSHIP..................................................................  43
BENEFITS IN CASE OF DEATH...........................................................  44
THE ANNUITY PAYOUT PERIOD...........................................................  47
TAXES...............................................................................  50
VOTING RIGHTS.......................................................................  52
SUBSTITUTION OF INVESTMENTS.........................................................  53
ABOUT THE SERVICE PROVIDERS.........................................................  54
YEAR 2000...........................................................................  55
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........................  56




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2  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT -- A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408 A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

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                                                   PROSPECTUS -- MAY 1, 2000  3

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE -- The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.



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4  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.24)

- the fixed account, which earns interest at a rate that we adjust periodically. (p.28)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p.29)

-  Minimum initial purchase payment --

                            $5,000 in Texas, Washington and South Carolina; $2,000 in all other states

- Minimum additional purchase payment -- $100 ($50 for Systematic Investment Plans)

-  Maximum total purchase payments (without prior approval) --

                            $1,000,000 (for issue ages up to 85)
                            $100,000 (for issue ages 86 to 90)

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p.39)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p.42)

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                                                   PROSPECTUS -- MAY 1, 2000  5

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p.43)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.44)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p.47)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p.50)

CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;
-  0.15% variable account administrative charge;
- 1.00% mortality and expense risk fee (if you allocate money to one or more subaccounts) if death benefit Option A applies; or
- 1.10% mortality and expense risk fee (if you allocate money to one or more subaccounts) if death benefit Option B applies;
-  withdrawal charge;
- any premium taxes that may be imposed on us by state or local governments (Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and
-  the operating expenses of the funds in which the subaccounts invest.


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6  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)


                                YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
                                  PAYMENT RECEIPT                          PERCENTAGE
                                        1                                      8%
                                        2                                      8
                                        3                                      7
                                        4                                      6
                                        5                                      5
                                        6                                      4
                                        7                                      2
                                   Thereafter                                  0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.60%. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                  $30*

*We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value and will vary depending on the death option that applies):

                                                                       OPTION A                   OPTION B
   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                0.15%                      0.15%

   MORTALITY AND EXPENSE RISK FEE                                        1.00%                      1.10%
                                                                         -----                      -----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                1.15%                      1.25%


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                                                   PROSPECTUS -- MAY 1, 2000  7

-------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------


                                         MANAGEMENT        12B-1      OTHER
                                            FEES           FEES      EXPENSES      TOTAL
 AXP-SM- Variable Portfolio -
    Blue Chip Advantage Fund                .56%           .13         .26        .95%(1)
    Bond Fund                               .60%           .13         .08        .81%(2)
    Cash Management Fund                    .51%           .13         .05        .69%(2)
    Diversified Equity Income Fund          .56%           .13         .26        .95%(1)
    Extra Income Fund                       .62%           .13         .08        .83%(2)
    Managed Fund                            .59%           .13         .04        .76%(2)
    New Dimensions Fund-Registered
     Trademark-                             .61%           .13         .07        .81%(2)
    Small Cap Advantage Fund                .79%           .13         .31       1.23%(1)

 AIM V.I.
    Capital Appreciation Fund               .62%            --         .11        .73%(3)
    Value Fund                              .61%            --         .15        .76%(3)

 Fidelity VIP
    III Balanced Portfolio
     (Service Class)                        .43%           .10         .14        .67%(4)
    Growth Portfolio
     (Service Class)                        .58%           .10         .09        .77%(4)
    III Growth & Income Portfolio
     (Service Class)                        .48%           .10         .12        .70%(4)
    III Mid Cap Portfolio
     (Service Class)                        .57%           .10         .40       1.07%(5)

 FTVIPT
    Franklin Small Cap Fund - Class 2       .55%           .25         .27       1.07%(6),(7)
    Franklin Value Securities
     Fund - Class 2                         .60%           .25         .21       1.06%(6)
    Mutual Shares Securities
     Fund - Class 2                         .60%           .25         .19       1.04%(6),(8)
    Templeton International Securities
     Fund - Class 2                         .69%           .25         .19       1.13%(6),(9)

 MFS-Registered Trademark-
    Growth with Income Series               .75%            --         .13        .88%(10)
    New Discovery Series                    .90%            --         .17       1.07%(10),(11)
    Total Return Series                     .75%            --         .15        .90%(10)
    Utilities Series                        .75%            --         .16        .91%(10)

 Putnam Variable Trust
    Putnam VT Growth and Income
     Fund - Class IB Shares                 .46%           .15         .04        .65%(3)
    Putnam VT Income Fund - Class
     IB Shares(12)                          .60%           .15         .07        .82%(3)
    Putnam VT International Growth
     Fund - Class IB Shares                 .80%           .15         .22       1.17%(3)
    Putnam VT Vista Fund - Class
     IB Shares                              .65%           .15         .10        .90%(3)

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8 AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

(1) Based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.39% and 1.08% for AXP-SM- Variable Portfolio - Blue Chip Advantage and AXP-SM- Variable Portfolio - Diversified Equity Income Funds and 0.43% and 1.35% for AXP-SM- Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.
(3) Figures in "Management Fees", "12b-1 Fees", "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.
(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. With these reductions, "Other Expenses" and "Total" presented in the table would have been 0.13% and 0.66% for Balanced Portfolio, 0.07% and 0.75% for Growth Portfolio, and 0.11% and 0.69% for Growth & Income Portfolio.
(5) FMR agreed to reimburse a portion of Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, distribution & service fee (12b-1), other expenses and total expenses would have been 0.57%, 0.10%, 2.47% and 3.41%, respectively.
(6) The fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(7) On Feb. 8, 2000 a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On Feb. 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective
    May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of Dec. 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.55%, 12b-1 Fees 0.25%, Other Expenses 0.27%, and Total 1.07%.
(8) On Feb. 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of Dec. 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, 12b-1 Fees 0.25%, Other Expenses 0.19%, and Total 1.04%.
(9) Previously Templeton International Fund. On Feb. 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective May 1, 2000. The shareholders of that fund approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the funds as of Dec. 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, 12b-1 Fees 0.25%, Other Expenses 0.20%, and Total 1.10%.
(10)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.87% for Growth with Income Series, 1.05% for New Discovery Series, 0.89% for Total Return Series, and 0.90% for Utilities Series.
(11)MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other" and "Total Expenses" would be 1.59% and 2.49%. These contractual fee arrangements will continue until at least May 1, 2000, unless changed with the consent of the board of trustees which oversees the series.
(12)Prior to April 9, 1999 was known as Putnam VT U.S. Government and High Quality Bond Fund.

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                                                   PROSPECTUS -- MAY 1, 2000  9

EXAMPLES:*

You would pay the following expenses on a $1,000 investment in an annuity with death benefit Option A and 1.00% mortality and expense risk fee, assuming a 5%
annual return and....


                                                                          FULL WITHDRAWAL AT THE
                                                                          END OF EACH TIME PERIOD
                                                             1 YEAR        3 YEARS       5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
    Blue Chip Advantage Fund                                 $102.21       $138.50       $167.40       $252.05
    Bond Fund                                                 100.78        134.17        160.14        237.33
    Cash Management Fund                                       99.55        130.44        153.87        224.55
    Diversified Equity Income Fund                            102.21        138.50        167.40        252.05
    Extra Income Fund                                         100.98        134.79        161.18        239.45
    Managed Fund                                              100.26        132.62        157.53        232.02
    New Dimensions Fund-Registered Trademark-                 100.78        134.17        160.14        237.33
    Small Cap Advantage Fund                                  105.08        147.14        181.82        280.90
 AIM V.I.
    Capital Appreciation Fund                                  99.96        131.69        155.96        228.83
    Value Fund                                                100.26        132.62        157.53        232.02
 Fidelity VIP
    III Balanced Portfolio (Service Class)                     99.34        129.82        152.82        222.40
    Growth Portfolio (Service Class)                          100.37        132.93        158.05        233.09
    III Growth & Income Portfolio (Service Class)              99.65        130.75        154.39        225.62
    III Mid Cap Portfolio (Service Class)                     103.44        142.21        173.60        264.51
 FTVIPT
    Franklin Small Cap Fund - Class 2                         103.44        142.21        173.60        264.51
    Franklin Value Securities Fund - Class 2                  103.34        141.90        173.09        263.48
    Mutual Shares Securities Fund - Class 2                   103.13        141.28        172.06        261.41
    Templeton International Securities Fund - Class 2         104.06        144.06        176.69        270.69
 MFS-Registered Trademark-
    Growth with Income Series                                 101.49        136.34        163.78        244.72
    New Discovery Series                                      103.44        142.21        173.60        264.51
    Total Return Series                                       101.70        136.96        164.81        246.82
    Utilities Series                                          101.80        137.27        165.33        247.87
 Putnam Variable Trust
    Putnam VT Growth and Income Fund - Class IB Shares         99.14        129.20        151.78        220.26
    Putnam VT Income Fund - Class IB Shares                   100.88        134.48        160.66        238.39
    Putnam VT International Growth Fund - Class IB Shares     104.47        145.29        178.74        274.78
    Putnam VT Vista Fund - Class IB Shares                    101.70        136.96        164.81        246.82

                                                                       NO WITHDRAWAL OR SELECTION
                                                                    OF AN ANNUITY PAYOUT PLAN AT THE
                                                                         END OF EACH TIME PERIOD
                                                            1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
    Blue Chip Advantage Fund                                  $22.21        $68.50       $117.40       $252.05
    Bond Fund                                                  20.78         64.17        110.14        237.33
    Cash Management Fund                                       19.55         60.44        103.87        224.55
    Diversified Equity Income Fund                             22.21         68.50        117.40        252.05
    Extra Income Fund                                          20.98         64.79        111.18        239.45
    Managed Fund                                               20.26         62.62        107.53        232.02
    New Dimensions Fund-Registered Trademark-                  20.78         64.17        110.14        237.33
    Small Cap Advantage Fund                                   25.08         77.14        131.82        280.90
 AIM V.I.
    Capital Appreciation Fund                                  19.96         61.69        105.96        228.83
    Value Fund                                                 20.26         62.62        107.53        232.02
 Fidelity VIP
    III Balanced Portfolio (Service Class)                     19.34         59.82        102.82        222.40
    Growth Portfolio (Service Class)                           20.37         62.93        108.05        233.09
    III Growth & Income Portfolio (Service Class)              19.65         60.75        104.39        225.62
    III Mid Cap Portfolio (Service Class)                      23.44         72.21        123.60        264.51
 FTVIPT
    Franklin Small Cap Fund - Class 2                          23.44         72.21        123.60        264.51
    Franklin Value Securities Fund - Class 2                   23.34         71.90        123.09        263.48
    Mutual Shares Securities Fund - Class 2                    23.13         71.28        122.06        261.41
    Templeton International Securities Fund - Class 2          24.06         74.06        126.69        270.69
 MFS-Registered Trademark-
    Growth with Income Series                                  21.49         66.34        113.78        244.72
    New Discovery Series                                       23.44         72.21        123.60        264.51
    Total Return Series                                        21.70         66.96        114.81        246.82
    Utilities Series                                           21.80         67.27        115.33        247.87
 Putnam Variable Trust
    Putnam VT Growth and Income Fund - Class IB Shares         19.14         59.20        101.78        220.26
    Putnam VT Income Fund - Class IB Shares                    20.88         64.48        110.66        238.39
    Putnam VT International Growth Fund - Class IB Shares      24.47         75.29        128.74        274.78
    Putnam VT Vista Fund - Class IB Shares                     21.70         66.96        114.81        246.82

------------------------------------------------------------------------------
10  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in an annuity with death benefit Option B and 1.10% mortality and expense risk fee, assuming a 5%
annual return and....


                                                                          TOTAL WITHDRAWAL AT THE
                                                                          END OF EACH TIME PERIOD
                                                             1 YEAR        3 YEARS       5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
    Blue Chip Advantage Fund                                 $103.24       $141.59       $172.57       $262.45
    Bond Fund                                                 101.80        137.27        165.33        247.87
    Cash Management Fund                                      100.57        133.55        159.09        235.21
    Diversified Equity Income Fund                            103.24        141.59        172.57        262.45
    Extra Income Fund                                         102.01        137.89        166.37        249.96
    Managed Fund                                              101.29        135.72        162.74        242.61
    New Dimensions Fund-Registered Trademark-                 101.80        137.27        165.33        247.87
    Small Cap Advantage Fund                                  106.11        150.21        186.92        291.00
 AIM V.I.
    Capital Appreciation Fund                                 100.98        134.79        161.18        239.45
    Value Fund                                                101.29        135.72        162.74        242.61
 Fidelity VIP
    III Balanced Portfolio (Service Class)                    100.37        132.93        158.05        233.09
    Growth Portfolio (Service Class)                          101.39        136.03        163.26        243.67
    III Growth & Income Portfolio (Service Class)             100.67        133.86        159.61        236.27
    III Mid Cap Portfolio (Service Class)                     104.47        145.29        178.74        274.78
 FTVIPT
    Franklin Small Cap Fund - Class 2                         104.47        145.29        178.74        274.78
    Franklin Value Securities Fund - Class 2                  104.36        144.98        178.23        273.76
    Mutual Shares Securities Fund - Class 2                   104.16        144.37        177.20        271.71
    Templeton International Securities Fund - Class 2         105.08        147.14        181.82        280.90
 MFS-Registered Trademark-
    Growth with Income Series                                 102.52        139.43        168.96        255.18
    New Discovery Series                                      104.47        145.29        178.74        274.78
    Total Return Series                                       102.72        140.05        169.99        257.26
    Utilities Series                                          102.83        140.36        170.51        258.30
 Putnam Variable Trust
    Putnam VT Growth and Income Fund - Class IB Shares        100.16        132.31        157.01        230.96
    Putnam VT Income Fund - Class IB Shares                   101.90        137.58        165.85        248.92
    Putnam VT International Growth Fund - Class IB Shares     105.49        148.36        183.86        284.95
    Putnam VT Vista Fund - Class IB Shares                    102.72        140.05        169.99        257.26

                                                                     NO WITHDRAWAL OR SELECTION
                                                                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                                       END OF EACH TIME PERIOD
                                                          1 YEAR        3 YEARS       5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------
 AXP(SM) Variable Portfolio -
    Blue Chip Advantage Fund                                $23.24        $71.59       $122.57       $262.45
    Bond Fund                                                21.80         67.27        115.33        247.87
    Cash Management Fund                                     20.57         63.55        109.09        235.21
    Diversified Equity Income Fund                           23.24         71.59        122.57        262.45
    Extra Income Fund                                        22.01         67.89        116.37        249.96
    Managed Fund                                             21.29         65.72        112.74        242.61
    New Dimensions Fund-Registered Trademark-                21.80         67.27        115.33        247.87
    Small Cap Advantage Fund                                 26.11         80.21        136.92        291.00
 AIM V.I.
    Capital Appreciation Fund                                20.98         64.79        111.18        239.45
    Value Fund                                               21.29         65.72        112.74        242.61
 Fidelity VIP
    III Balanced Portfolio (Service Class)                   20.37         62.93        108.05        233.09
    Growth Portfolio (Service Class)                         21.39         66.03        113.26        243.67
    III Growth & Income Portfolio (Service Class)            20.67         63.86        109.61        236.27
    III Mid Cap Portfolio (Service Class)                    24.47         75.29        128.74        274.78
 FTVIPT
    Franklin Small Cap Fund - Class 2                        24.47         75.29        128.74        274.78
    Franklin Value Securities Fund - Class 2                 24.36         74.98        128.23        273.76
    Mutual Shares Securities Fund - Class 2                  24.16         74.37        127.20        271.71
    Templeton International Securities Fund - Class 2        25.08         77.14        131.82        280.90
 MFS-Registered Trademark-
    Growth with Income Series                                22.52         69.43        118.96        255.18
    New Discovery Series                                     24.47         75.29        128.74        274.78
    Total Return Series                                      22.72         70.05        119.99        257.26
    Utilities Series                                         22.83         70.36        120.51        258.30
 Putnam Variable Trust
    Putnam VT Growth and Income Fund - Class IB Shares       20.16         62.31        107.01        230.96
    Putnam VT Income Fund - Class IB Shares                  21.90         67.58        115.85        248.92
    Putnam VT International Growth Fund - Class IB Shares    25.49         78.36        133.86        284.95
    Putnam VT Vista Fund - Class IB Shares                   22.72         70.05        119.99        257.26


* In these examples, the $30 contract administrative charge is approximated as a 0.067% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  11

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                                             1999
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                                 $1.00
 Accumulation unit value at end of period                                                                       $1.09
 Number of accumulation units outstanding at end of period                                                        259
 Ratio of operating expense to average net assets                                                                1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PBCA2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                                 $1.00
 Accumulation unit value at end of period                                                                       $1.09
 Number of accumulation units outstanding at end of period                                                        259
 Ratio of operating expense to average net assets                                                                1.15%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)
 Accumulation unit value at beginning of period                                                                 $1.00
 Accumulation unit value at end of period                                                                       $1.01
 Number of accumulation units outstanding at end of period                                                        258
 Ratio of operating expense to average net assets                                                                1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PBND2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)
 Accumulation unit value at beginning of period                                                                 $1.00
 Accumulation unit value at end of period                                                                       $1.01
 Number of accumulation units outstanding at end of period                                                        258
 Ratio of operating expense to average net assets                                                                1.15%
-----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
 Accumulation unit value at beginning of period                                                                 $1.00
 Accumulation unit value at end of period                                                                       $1.01
 Number of accumulation units outstanding at end of period                                                        260
 Ratio of operating expense to average net assets                                                                1.25%
 Simple yield(3)                                                                                                 4.62%
 Compound yield(3)                                                                                               4.73%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
12  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                           1999
SUBACCOUNT PCMG2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
 Accumulation unit value at beginning of period                                                               $1.00
 Accumulation unit value at end of period                                                                     $1.01
 Number of accumulation units outstanding at end of period                                                      260
 Ratio of operating expense to average net assets                                                              1.15%
 Simple yield(3)                                                                                               4.82%
 Compound yield(3)                                                                                             4.93%
--------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
 Accumulation unit value at beginning of period                                                               $1.00
 Accumulation unit value at end of period                                                                     $1.02
 Number of accumulation units outstanding at end of period                                                      262
 Ratio of operating expense to average net assets                                                              1.25%
--------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PDEI2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
 Accumulation unit value at beginning of period                                                               $1.00
 Accumulation unit value at end of period                                                                     $1.02
 Number of accumulation units outstanding at end of period                                                      262
 Ratio of operating expense to average net assets                                                              1.15%
-------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
 Accumulation unit value at beginning of period                                                               $1.00
 Accumulation unit value at end of period                                                                     $1.03
 Number of accumulation units outstanding at end of period                                                      259
 Ratio of operating expense to average net assets                                                              1.25%
-------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PEXI2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
 Accumulation unit value at beginning of period                                                               $1.00
 Accumulation unit value at end of period                                                                     $1.03
 Number of accumulation units outstanding at end of period                                                      259
 Ratio of operating expense to average net assets                                                              1.15%
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  13

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT PMGD1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.08
 Number of accumulation units outstanding at end of period                                                 259
 Ratio of operating expense to average net assets                                                         1.25%
------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PMGD2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.08
 Number of accumulation units outstanding at end of period                                                 259
 Ratio of operating expense to average net assets                                                         1.15%
------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND-REGISTERED TRADEMARK-)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.15
 Number of accumulation units outstanding at end of period                                                 257
 Ratio of operating expense to average net assets                                                         1.25%
-----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PNDM2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND-REGISTERED TRADEMARK-)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.15
 Number of accumulation units outstanding at end of period                                                 257
 Ratio of operating expense to average net assets                                                         1.15%
-----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.11
 Number of accumulation units outstanding at end of period                                                 254
 Ratio of operating expense to average net assets                                                         1.25%
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
14  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                      1999
SUBACCOUNT PSCA2(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.11
 Number of accumulation units outstanding at end of period                                                 254
 Ratio of operating expense to average net assets                                                         1.15%
-------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PCAP1(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.26
 Number of accumulation units outstanding at end of period                                                 251
 Ratio of operating expense to average net assets                                                         1.25%
-------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PCAP2(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.26
 Number of accumulation units outstanding at end of period                                                 251
 Ratio of operating expense to average net assets                                                         1.15%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL1(4) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.11
 Number of accumulation units outstanding at end of period                                                 258
 Ratio of operating expense to average net assets                                                         1.25%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL2(5) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
 Accumulation unit value at beginning of period                                                          $1.00
 Accumulation unit value at end of period                                                                $1.11
 Number of accumulation units outstanding at end of period                                                 258
 Ratio of operating expense to average net assets                                                         1.15%
--------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  15

YEAR ENDED DEC. 31,                                                                           1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL1(4) (INVESTING IN SHARES OF FIDELITY VIP III BALANCED PORTFOLIO -
SERVICE CLASS)
 Accumulation unit value at beginning of period                                               $1.00
 Accumulation unit value at end of period                                                     $1.02
 Number of accumulation units outstanding at end of period                                      196
 Ratio of operating expense to average net assets                                              1.25%
--------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PBAL2(5) (INVESTING IN SHARES OF FIDELITY VIP III BALANCED PORTFOLIO -
SERVICE CLASS)
 Accumulation unit value at beginning of period                                               $1.00
 Accumulation unit value at end of period                                                     $1.02
 Number of accumulation units outstanding at end of period                                      196
 Ratio of operating expense to average net assets                                              1.15%
-------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGRO1(4) (INVESTING IN SHARES OF FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                               $1.00
 Accumulation unit value at end of period                                                     $1.16
 Number of accumulation units outstanding at end of period                                      191
 Ratio of operating expense to average net assets                                              1.25%
--------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGRO2(5) (INVESTING IN SHARES OF FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                               $1.00
 Accumulation unit value at end of period                                                     $1.16
 Number of accumulation units outstanding at end of period                                      191
 Ratio of operating expense to average net assets                                              1.15%
--------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGRI1(4) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH AND INCOME
PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                               $1.00
 Accumulation unit value at end of period                                                     $1.03
 Number of accumulation units outstanding at end of period                                      195
 Ratio of operating expense to average net assets                                              1.25%
--------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
16  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                        1999
SUBACCOUNT PGRI2(5) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH AND INCOME
PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.03
 Number of accumulation units outstanding at end of period                                                  195
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PMDC1(4) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.24
 Number of accumulation units outstanding at end of period                                                  188
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PMDC2(5) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.24
 Number of accumulation units outstanding at end of period                                                  188
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSMC1(4)  (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.43
 Number of accumulation units outstanding at end of period                                                  243
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSMC2(5)  (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.43
 Number of accumulation units outstanding at end of period                                                  243
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  17

YEAR ENDED DEC. 31,                                                                                        1999
SUBACCOUNT PVAS1(4)  (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.04
 Number of accumulation units outstanding at end of period                                                  259
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PVAS2(5)  (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.04
 Number of accumulation units outstanding at end of period                                                  259
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.03
 Number of accumulation units outstanding at end of period                                                  260
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PMSS2(5)  (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.03
 Number of accumulation units outstanding at end of period                                                  260
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PINT1(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL
SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.13
 Number of accumulation units outstanding at end of period                                                  254
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
18  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                        1999
SUBACCOUNT PINT2(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL FUND - CLASS 2)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.13
 Number of accumulation units outstanding at end of period                                                  254
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGIS1(4) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  GROWTH WITH INCOME SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.05
 Number of accumulation units outstanding at end of period                                                  261
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGIS2(5) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  GROWTH WITH INCOME SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.05
 Number of accumulation units outstanding at end of period                                                  261
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PNDS1(4) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  NEW DISCOVERY SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.43
 Number of accumulation units outstanding at end of period                                                  238
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PNDS2(5) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  NEW DISCOVERY SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.43
 Number of accumulation units outstanding at end of period                                                  238
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  19

YEAR ENDED DEC. 31,                                                                                        1999
SUBACCOUNT PTRS1(4) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  TOTAL RETURN SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.00
 Number of accumulation units outstanding at end of period                                                  259
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PTRS2(5) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  TOTAL RETURN SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.00
 Number of accumulation units outstanding at end of period                                                  259
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PUTS1(4) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  UTILITIES SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.14
 Number of accumulation units outstanding at end of period                                                  255
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PUTS2(5) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK-  UTILITIES SERIES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.14
 Number of accumulation units outstanding at end of period                                                  255
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGIN1(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $0.97
 Number of accumulation units outstanding at end of period                                                  262
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------
20  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                                        1999
SUBACCOUNT PGIN2(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $0.97
 Number of accumulation units outstanding at end of period                                                  262
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PINC1(4) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $0.99
 Number of accumulation units outstanding at end of period                                                  258
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PINC2(5) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $0.99
 Number of accumulation units outstanding at end of period                                                  258
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PIGR1(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.29
 Number of accumulation units outstanding at end of period                                                  252
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PIGR2(5) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.29
 Number of accumulation units outstanding at end of period                                                  252
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  21

YEAR ENDED DEC. 31,                                                                                        1999
SUBACCOUNT PVIS1(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.30
 Number of accumulation units outstanding at end of period                                                  253
 Ratio of operating expense to average net assets                                                          1.25%
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PVIS2(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                                                           $1.00
 Accumulation unit value at end of period                                                                 $1.30
 Number of accumulation units outstanding at end of period                                                  253
 Ratio of operating expense to average net assets                                                          1.15%
---------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Nov. 10, 1999.
(2) Operations commenced on Nov. 12, 1999.
(3) Net of annual contract administrative charge and mortality and expense risk fee.
(4) Operations commenced on Nov. 9, 1999.
(5) Operations commenced on Nov. 11, 1999.


------------------------------------------------------------------------------
22  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,
-  variable account administrative charge,
-  mortality and expense risk fee, and
- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


------------------------------------------------------------------------------
                                                  PROSPECTUS - MAY 1, 2000  23

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT     INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PBCA1          AXP(SM) Variable Portfolio -    Objective: long-term total return exceeding     IDS Life Insurance Company
PBCA2          Blue Chip Advantage Fund        that of the U.S. stock market. Invests          (IDS Life), investment manager;
                                               primarily in common stocks of companies         American Express Financial
                                               included in the unmanaged S&P 500 Index.        Corporation (AEFC)
                                                                                               investment advisor.

------------------------------------------------------------------------------------------------------------------------------------
PBND1          AXP(SM) Variable Portfolio -    Objective: high level of current income         IDS Life, investment manager;
PBND2          Bond Fund                       while conserving the value of the investment    AEFC investment advisor.
                                               and continuing a high level of income for
                                               the longest time period. Invests primarily
                                               in bonds and other debt obligations.

------------------------------------------------------------------------------------------------------------------------------------
PCMG1          AXP(SM) Variable Portfolio -    Objective: maximum current income consistent    IDS Life, investment manager;
PCMG2          Cash Management Fund            with liquidity and conservation of capital.     AEFC investment advisor.
                                               Invests in money market securities.

------------------------------------------------------------------------------------------------------------------------------------
PDEI1          AXP(SM) Variable Portfolio -    Objective: high level of current income         IDS Life, investment manager;
PDEI2          Diversified Equity Income       and, as a secondary goal, steady growth         AEFC investment advisor.
               Fund                            of capital. Invests primarily in
                                               dividend-paying common and preferred
                                               stocks.

------------------------------------------------------------------------------------------------------------------------------------
PEXI1          AXP(SM) Variable Portfolio -    Objective: high current income, with capital    IDS Life, investment manager;
PEXI2          Extra Income Fund               growth as a secondary objective. Invests        AEFC investment advisor.
                                               primarily in high-yielding, high-risk
                                               corporate bonds issued by U.S. and foreign
                                               companies and governments.

------------------------------------------------------------------------------------------------------------------------------------
PMGD1          AXP(SM) Variable Portfolio -    Objective: maximum total investment return      IDS Life, investment manager;
PMGD2          Managed Fund                    through a combination of capital growth         AEFC investment advisor.
                                               and current income. Invests primarily in a
                                               combination of common and preferred stocks,
                                               convertible securities, bonds and other debt
                                               securities.

------------------------------------------------------------------------------------------------------------------------------------
PNDM1          AXP(SM) Variable Portfolio -    Objective: long-term growth of capital.         IDS Life, investment manager;
PNDM2          New Dimensions Fund-Registered  Invests primarily in common stocks of U.S.      AEFC investment advisor.
               Trademark-                      and foreign companies showing potential for
                                               significant growth.

------------------------------------------------------------------------------------------------------------------------------------
PSCA1          AXP(SM) Variable Portfolio -    Objective: long-term capital growth. Invests    IDS Life, investment manager;
PSCA2          Small Cap Advantage Fund        primarily in equity stocks of small companies   AEFC investment advisor. Kenwood
                                               that are often included in the S&P SmallCap     Capital Management LLC is the
                                               600 Index or the Russell 2000 Index.            sub-investment advisor.

------------------------------------------------------------------------------------------------------------------------------------
PCAP1          AIM V.I. Capital                Objective: growth of capital. Invests           A I M Advisors, Inc.
PCAP2          Appreciation Fund               primarily in common stocks, with emphasis
                                               on medium- or small-sized growth companies.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PVAL1          AIM V.I. Value Fund             Objective: long-term growth of capital with     A I M Advisors, Inc.
PVAL2                                          income as a secondary objective. Invests
                                               primarily in equity securities judged to be
                                               undervalued relative to the investment
                                               advisor's appraisal of the current or
                                               projected earnings of the companies issuing
                                               the securities, or relative to current market
                                               values of assets owned by the companies
                                               issuing the securities, or relative to the
                                               equity market generally.

------------------------------------------------------------------------------------------------------------------------------------
PBAL1          Fidelity VIP III Balanced       Objective: income and growth of capital.        Fidelity Management & Research
PBAL2          Portfolio (Service Class)       Invests primarily in a diversified portfolio    Company (FMR), investment manager;
                                               of equity and fixed-income securities with      FMR U.K., FMR Far East and Fidelity
                                               income, growth of income, and capital           Investments Money Market Management
                                               appreciation potential.                         Inc. (FIMM), sub-investment advisors.

------------------------------------------------------------------------------------------------------------------------------------
PGRO1          Fidelity VIP Growth Portfolio   Objective: capital appreciation. Invests        FMR, investment manager; FMR U.K.,
PGRO2          (Service Class)                 primarily in common stocks of the companies     FMR Far East and FIMM,
                                               that the manager believes have above-average    sub-investment advisors.
                                               growth potential.

------------------------------------------------------------------------------------------------------------------------------------
PGRI1          Fidelity VIP III Growth &       Objective: high total return through a          FMR, investment manager;
PGRI2          Income Portfolio                combination of current income and capital       FMR U.K. and FMR Far East,
               (Service Class)                 appreciation. Invests primarily in common       sub-investment advisors.
                                               stocks with a focus on those that pay
                                               current dividends and show potential for
                                               capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
PMDC1          Fidelity VIP III Mid Cap        Objective: long-term growth of capital.         FMR, investment manager;
PMDC2          Portfolio (Service Class)       Invests primarily in medium market              FMR U.K. and FMR Far East,
                                               capitalization common stocks.                   sub-investment advisors.

------------------------------------------------------------------------------------------------------------------------------------
PSMC1          FTVIPT Franklin Small           Objective: long-term capital growth.            Franklin Advisers, Inc.
PSMC2          Cap Fund - Class 2              Invests primarily in equity securities of
                                               U.S. small capitalization (small cap) growth
                                               companies.

------------------------------------------------------------------------------------------------------------------------------------
PVAS1          FTVIPT Franklin Value           Objective: long-term total return.              Franklin Advisory Services, LLC
PVAS2          Securities Fund - Class 2       Invests primarily in equity securities of
                                               companies the manager believes are
                                               undervalued.

------------------------------------------------------------------------------------------------------------------------------------
PMSS1          FTVIPT Mutual Shares            Objective: capital appreciation with income     Franklin Mutual Advisers, LLC
PMSS2          Securities Fund - Class 2       as a secondary goal. Invests primarily in
                                               equity securities of companies that the
                                               manager believes are available at market
                                               prices less than their value based on
                                               certain recognized or objective criteria
                                               (intrinsic value).

------------------------------------------------------------------------------------------------------------------------------------
PINT1          FTVIPT Templeton                Objective: long-term capital growth. Invests    Templeton Investment
PINT2          International Securities        primarily in equity securities of non-U.S.      Counsel, Inc.
               Fund - Class 2 (previously      companies, including those in emerging
               Templeton International Fund)   markets.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  25

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT          INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISOR OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PGIS1          MFS-Registered Trademark-       Objective: current income and long-term         Massachusetts Financial Services
PGIS2          Growth with Income Series       growth of capital and income. Invests           Company (MFS) Investment
                                               primarily in common stocks and related          Management-Registered Trademark-
                                               securities, such as preferred stocks,
                                               convertible and depository receipts for
                                               those securities.

------------------------------------------------------------------------------------------------------------------------------------
PNDS1          MFS-Registered Trademark-       Objective: capital appreciation. Invests        MFS Investment
PNDS2          New Discovery Series            primarily in equity securities of emerging      Management-Registered Trademark-
                                               growth companies.

------------------------------------------------------------------------------------------------------------------------------------
PTRS1          MFS-Registered Trademark-       Objective: above-average income consistent      MFS Investment
PTRS2          Total Return Series             with the prudent employment of capital, with    Management-Registered Trademark-
                                               growth of capital and income as a secondary
                                               objective. Invests primarily in a
                                               combination of equity and fixed income
                                               securities.

------------------------------------------------------------------------------------------------------------------------------------
PUTS1          MFS-Registered Trademark-       Objective: capital growth and current income.   MFS Investment
PUTS2          Utilities Series                Invests primarily in equity and debt            Management-Registered Trademark-
                                               securities of domestic and foreign companies
                                               in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------
PGIN1          Putnam VT Growth and Income     Objective: capital growth and current income.   Putnam Investment
PGIN2          Fund - Class IB Shares          Invests primarily in common stocks that offer   Management, Inc.
                                               potential for capital growth, current income
                                               or both.

------------------------------------------------------------------------------------------------------------------------------------
PINC1          Putnam VT Income Fund -         Objective: high current income consistent       Putnam Investment
PINC2          Class IB Shares                 with what Putnam Investment Management Inc.     Management, Inc.
                                               (Putnam Management) believes to be prudent
                                               risk. The fund will normally invest mostly
                                               in bonds and other debt securities, and,
                                               to a lesser degree, in preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------
PIGR1          Putnam VT International         Objective: capital appreciation. Invests        Putnam Investment
PIGR2          Growth Fund - Class IB          primarily in equity securities of companies     Management, Inc.
               Shares                          located in a country other than the United
                                               States.

------------------------------------------------------------------------------------------------------------------------------------
PVIS1          Putnam VT Vista Fund -          Objective: capital appreciation. Invests        Putnam Investment
PVIS2          Class IB Shares                 primarily in a diversified portfolio of         Management, Inc.
                                               common stocks that Putnam Management
                                               believes have the potential for above
                                               average capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  27

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


--------------------------------------------------------------------------------
28  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger. (In Pennsylvania, the annuitant must be age 80 or younger.)

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);

- a death benefit option; and

- a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline the application and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of at least $5,000 in Texas, Washington or South Carolina and $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, you may make additional purchase payments to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and you may make additional purchase payments to qualified annuities until the annuitant's 63rd birthday. In Massachusetts, you may make additional purchase payments for ten years only.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  29

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you are taking the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than annuitant's 82nd birthday or the eighth contract anniversary.)

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

Initial purchase payments (includes SIPs):

               $5,000 in Texas, Washington and South Carolina
               $2,000 in all other states

Additional purchase payments:

               $100 for regular purchase payments
               $50 for SIPs

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:

               $1,000,000 for issue ages up to 85 (without prior approval) $100,000 for issue ages 86 to 90 (without prior approval)


--------------------------------------------------------------------------------
30  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

HOW TO MAKE PURCHASE PAYMENTS

-------------------------------------------------------------------------------
 1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

-------------------------------------------------------------------------------
 2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  31

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. Some states restrict the amount that you can allocate to the fixed account.

We will waive this charge when your contract value, or total purchase payments less any payments withdrawn, is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.


MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If death benefit Option A applies, the mortality and expense risk fee is 1.00%. If death Option B applies, the mortality and expense risk fee is 1.10%. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


-------------------------------------------------------------------------------
32  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments we received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments withdrawn.

             YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
               PAYMENT RECEIPT                         PERCENTAGE
                      1                                     8%
                      2                                     8
                      3                                     7
                      4                                     6
                      5                                     5
                      6                                     4
                      7                                     2
                 Thereafter                                 0

For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the total amount withdrawn. We will deduct the charge from the value remaining after we pay you the amount you requested. Example: Assume you request a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $75.26 for a total withdrawal amount of $1,075.26. This charge represents 7% of the total amount withdrawn and we deduct it from the contract value remaining after we pay you the $1,000 you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E: Payouts for a specified period. Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  33

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2000 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

- We received these payments:

   -- $10,000 July 1, 2000;

   -- $8,000 Dec. 31, 2005;

   -- $6,000 Feb. 20, 2008; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2010 and had not made any other withdrawals during that contract year; and

-  The prior anniversary July 1, 2010 contract value was $38,488.

         WITHDRAWAL CHARGE     EXPLANATION
             $  0              $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and

                0              $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

                0              $10,000 July 1, 2000 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

              400              $8,000 Dec. 31, 2005 payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and

              420              $6,000 Feb. 20, 2008 payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
          -----------
             $820


-------------------------------------------------------------------------------
34  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan;

- death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  35

VALUING YOUR INVESTMENT

We value your accounts as follows:


FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

- minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


-------------------------------------------------------------------------------
36  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges; and/or

- prorated portions of contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses;

- mortality and expense risk fees; and/or

- variable account administrative charges.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  37

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You also can obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


-------------------------------------------------------------------------------
   HOW DOLLAR-COST AVERAGING WORKS

                                 MONTH                    AMOUNT                 ACCUMULATION              NUMBER OF UNITS
                                                         INVESTED                 UNIT VALUE                  PURCHASED
--------------------------------------------------------------------------------------------------------------------------
By investing an                  Jan                       $100                      $20                         5.00
equal number of                  Feb                        100                       18                         5.56
dollars each month...            Mar                        100                       17                         5.88
you automatically  ---->         Apr                        100                       15                         6.67
buy more units                   May                        100                       16                         6.25
when the per unit                Jun                        100                       18                         5.56
market price is low...           Jul                        100                       17                         5.88
and fewer units                  Aug                        100                       19                         5.26
when the per unit ---->          Sep                        100                       21                         4.76
market price is high.            Oct                        100                       20                         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance this variable subaccount portion of your contract value either quarterly, semi-annually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


-------------------------------------------------------------------------------
38  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  39

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

--------------------------------------------------------------------------------
 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:         $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:         Contract value or the entire account balance

--------------------------------------------------------------------------------
 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:           $100 monthly
                                    $250 quarterly, semiannually or annually

MAXIMUM AMOUNT

Transfers or withdrawals:           Contract value (except for
                                    automated transfers from the
                                    fixed account)


-------------------------------------------------------------------------------
40  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

--------------------------------------------------------------------------------
 3 BY PHONE

Call between 8 a.m. and 6 p.m. Central time:

1-800-333-3437

MINIMUM AMOUNT

Transfers or withdrawals: $500 or entire subaccount or fixed account balance

MAXIMUM AMOUNT

Transfers:               Contract value or the entire subaccount or fixed
                         account balance

Withdrawals:             $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  41

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you.

-  mailed to address of record.

   NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.


-------------------------------------------------------------------------------
42  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  43

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract. If both you and the annuitant are age 79 or older on the contract date, Option A will apply. If both you and the annuitant are under age 79 on the contract date, you can elect either Option A or Option B on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and expense risk fee").

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant. Other rules apply to qualified annuities. (See "Taxes").

OPTION A

We will pay the beneficiary the greater of:

1. the contract value; or

2. the total purchase payment paid less "adjusted partial withdrawals."

OPTION B

We will pay the beneficiary the greatest of:

1. the contract value; or

2. the total purchase payments paid less "adjusted partial withdrawals;" or

3. the highest contract value on any prior contract anniversary before either you or the annuitant's 81st birthday, plus any purchase payments made since that contract anniversary and less any "adjusted partial withdrawals" since that contract anniversary. After either you or the annuitant's 81st birthday, this value will only change due to additional payments or "adjusted partial withdrawals."

ADJUSTED PARTIAL WITHDRAWALS: Under either Option A or Option B, we calculate "adjusted partial withdrawals" for each partial withdrawal as the product of (a) times (b) where:

   (a) is the ratio of the amount of the partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal; and

   (b) is the death benefit on the date of (but prior to) the partial withdrawal.


-------------------------------------------------------------------------------
44  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

EXAMPLE:

- You purchase the contract for $25,000 on January 1, 2000.

- On January 1, 2001 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2001, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit for Option A on March 1, 2001 as follows:

      Total purchase payments paid:                                                  $25,000.00

      minus any "adjusted partial withdrawal"
      calculated as:     1,500 x 29,000                         =                    - 1,977.27
                        ----------------                                             ----------
                             22,000

      for a death benefit of:                                                        $23,295.45

We calculate the death benefit for Option B on March 1, 2001 as follows:

      The "maximum anniversary value" (the greatest of the                           $29,000.00
      anniversary values which was the contract value on
      Jan. 1, 2001):

      plus any purchase payments paid since that anniversary:                                 0

      minus any "adjusted partial withdrawals" taken since
      that anniversary, calculated as:  1,500 x 29,000          =                    - 1,977.27
                                       ----------------                              ----------
                                           22,000

      for a death benefit of:                                                        $27,022.72

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.


-------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000  45

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")


-------------------------------------------------------------------------------
46  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

Amounts of fixed and variable payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates). The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  47

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.


-------------------------------------------------------------------------------
48  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.



--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  49

TAXES

Generally, under current law, your contract has a tax deferral feature. This means, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 591/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


-------------------------------------------------------------------------------
50  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy
   (or joint lives or life expectancies of you and your beneficiary); or

-  if it is allocable to an investment before Aug. 14, 1982
   (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION
We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  51

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


-------------------------------------------------------------------------------
52  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2000  53

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

American Enterprise Life pays commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Other contracts issued by American Enterprise Life that are not described in this prospectus may be available through your sales representative. The features, investment options, sales charges and expenses of the other contracts are different than those of this contract. Therefore, the contract values under the other contracts may be different than your contract value under this contract. In addition, sales commissions for the other contracts may be higher or lower than sales commissions for this contract.

ISSUER
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of these suits, RICHARD W. AND ELIZABETH J. THORESEN VS. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

American Enterprise Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which American Enterprise Life is a defendant, will have a material adverse effect on our financial condition.

-------------------------------------------------------------------------------
54  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

YEAR 2000
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the variable account. All of the major systems used by American Enterprise Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.


--------------------------------------------------------------------------------
                                                     PROSPECTUS - MAY 1, 2000 55

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information..................................... p .3

Calculating Annuity Payouts................................. p .9

Rating Agencies............................................. p .9

Principal Underwriter....................................... p .11

Independent Auditors........................................ p .11

Financial Statements

-------------------------------------------------------------------------------
56  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ /   American Express Pinnacle Variable Annuity -SM-

/ /   American Express Variable Portfolio Funds

/ /   AIM Variable Insurance Funds, Inc.

/ /   Fidelity Variable Insurance Products - Service Class

/ /   Franklin Templeton Variable Insurance Products Trust

/ /   MFS-Registered Trademark-  Variable Insurance Trust -SM-

/ /   Putnam Variable Trust - Class IB Shares

MAIL YOUR REQUEST TO:
American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

WE WILL MAIL YOUR REQUEST TO:

Your name
          ---------------------------------------------------------------------
Address
        -----------------------------------------------------------------------
City                                    State                  Zip
    ----------------------------------       -----------------      -----------

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITYsm

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   May 1, 2000


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
800-333-3437

                                TABLE OF CONTENTS

Performance Information..................................................p.3

Calculating Annuity Payouts..............................................p.9

Rating Agencies.........................................................p.10

Principal Underwriter...................................................p.11

Independent Auditors....................................................p.11

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:                P =  a hypothetical initial payment of $1,000
                      T =  average annual total return
                      n =  number of years
                    ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

           Average Annual Total Return For Periods Ending Dec. 31, 1999

Average Annual Total Return without Withdrawal for annuities with 1.00% mortality and expense risk fee

                                                                               Performance Since
                                                                           Commencement of the Fund**
                                                                                                     Since
Subaccount     Investing In:                                      1 Year    5 Years   10 Years    Commencement
                 AXPSM VARIABLE PORTFOLIO -

PBCA 2           Blue Chip Advantage Fund (9/99) *                 --%         --%       -- %        10.62%

PBND 2           Bond Fund (10/81)                                  0.40       6.70      6.87        9.38

PCMG 2           Cash Management Fund (10/81)                       3.48       3.85      3.64        5.31

PDEI 2           Diversified Equity Income Fund (9/99)             --          --        --           1.78

PEXI 2           Extra Income Fund (5/96)                           4.96       --        --           4.24

PMGD 2           Managed Fund (4/86)                               13.46      16.80     12.18        11.53

PNDM 2           New Dimensions Fund(R)(5/96)                      30.42       --        --          24.84

PSCA 2           Small Cap Advantage Fund (9/99)                   --          --        --          11.70


                 AIM V. I.

PCAP 2           Capital Appreciation Fund (5/93)                  42.90      24.08      --          20.86

PVAL 2           Value Fund (5/93)                                 28.34      25.70      --          21.58


                 FIDELITY VIP

PBAL 2           III Balanced Portfolio (Service Class) (1/95)      3.15       --        --          12.06

PGRO 2           Growth Portfolio (Service Class) (10/86)          35.65      28.15     18.49        17.33

PGRI 2           III Growth & Income Portfolio (Service Class)      6.51       --        --          20.08
                 (12/96)

PMDC 2           III Mid Cap Portfolio (Service Class) (12/98)     46.97       --        --          51.01


                 FRANKLIN TEMPLETON VIP TRUST

PSMC 2           Franklin Small Cap Fund - Class 2 (10/95)1       103.82       --        --          30.24

PMSS 2           Franklin Value Securities Fund - Class 2          -0.09       --        --         -14.39
                 (5/98)1

PINT 2           Mutual Shares Securities Fund - Class 2           12.20       --        --           9.50
                 (11/96)1

PVAS 2           Templeton International Securities Fund -         21.74      15.63      --          13.87
                 Class 2 (5/92)2


                 MFS(R)

PGIS 2           Growth with Income Series (10/95)                  5.39       --        --          19.64

PNDS 2           New Discovery Series (4/98)                       71.38       --        --          39.09

PTRS 2           Total Return Series (1/95)                         1.82       --        --          14.02

PUTS 2           Utilities Series (1/95)                           29.25       --        --          24.96


                 PUTNAM VARIABLE TRUST

PGIN 2           Putnam VT Growth and Income Fund - Class IB       -0.77      18.24     12.75        13.91
                 Shares (1/88) ***

PINC 2           Putnam VT Income Fund - Class IB Shares           -3.34       5.85      6.11         6.29
                 (1/88)++ ***

PIGR 2           Putnam VT International Growth Fund - Class       58.15       --        --          28.56
                 IB Shares(1/97)

PVIS 2           Putnam VT Vista Fund - Class IB Shares            50.88       --        --          29.51
                 (1/97)***

*    (Commencement date of the funds)

** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected.

*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of Class IA shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%

++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.

1 Because no class 2 shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares.
     Performance of Class 2 shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.

2 Standardized performance for Class 2 shares reflect a "blended" figure, combining (a) for periods prior to Class 2's inception on 5/1/97, historical results of Class 1 shares, and (b) for periods after 5/1/97, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

Average Annual Total Return with Withdrawal for annuities with a 1.00% mortality and expense risk fee

                                                                               Performance Since
                                                                           Commencement of the Fund**
                                                                                                     Since
Subaccount     Investing In:                                      1 Year    5 Years   10 Years    Commencement
                 AXPSM VARIABLE PORTFOLIO -

PBCA 2           Blue Chip Advantage Fund (9/99) *                  --%       --%        --%          2.62%

PBND 2           Bond Fund (10/81)                                 -6.83       5.91      6.87         9.38

PCMG 2           Cash Management Fund (10/81)                      -4.00       2.98      3.64         5.31

PDEI 2           Diversified Equity Income Fund (9/99)              --         --        --          -5.60

PEXI 2           Extra Income Fund (5/96)                          -2.63      --         --           2.75

PMGD 2           Managed Fund (4/86)                                5.46      16.26     12.18        11.53

PNDM 2           New Dimensions Fund(R)(5/96)                       22.42      --        --          23.92

PSCA 2           Small Cap Advantage Fund (9/99)                    --         --        --           3.70


                 AIM V. I.

PCAP 2           Capital Appreciation Fund (5/93)                  34.90      23.66      --          20.75

PVAL 2           Value Fund (5/93)                                 20.34      25.30      --          21.48


                 FIDELITY VIP

PBAL 2           III Balanced Portfolio (Service Class) (1/95)     -4.30      --         --          11.41

PGRO 2           Growth Portfolio (Service Class) (10/86)          27.65      27.78     18.49        17.33

PGRI 2           III Growth & Income Portfolio (Service Class)     -1.21      --         --          18.44
                 (12/96)

PMDC 2           III Mid Cap Portfolio (Service Class) (12/98)     38.97      --         --          43.10


                 FRANKLIN TEMPLETON VIP TRUST

PSMC 2           Franklin Small Cap Fund - Class 2 (10/95)1        95.82      --         --          29.72

PMSS 2           Franklin Value Securities Fund - Class 2          -7.29      --         --         -18.12
                 (5/98)1

PINT 2           Mutual Shares Securities Fund - Class 2            4.20      --         --           7.92
                 (11/96)1

PVAS 2           Templeton International Securities Fund -         13.74      15.07      --          13.87
                 Class 2 (5/92)2


                 MFS(R)

PGIS 2           Growth with Income Series (10/95)                 -2.24      --         --          18.97

PNDS 2           New Discovery Series (4/98)                       63.38      --         --          35.22

PTRS 2           Total Return Series (1/95)                        -5.52      --         --          13.42

PUTS 2           Utilities Series (1/95)                           21.25      --         --          24.54


                 PUTNAM VARIABLE TRUST

PGIN 2           Putnam VT Growth and Income Fund - Class IB       -7.91      17.72     12.75        13.91
                 Shares (1/88) ***

PINC 2           Putnam VT Income Fund - Class IB Shares          -10.28       5.05      6.11         6.29
                 (1/88)++ ***

PIGR 2           Putnam VT International Growth Fund - Class       50.15      --         --          27.13
                 IB Shares (1/97)

PVIS 2           Putnam VT Vista Fund - Class IB Shares            42.88      --         --          28.10
                 (1/97)***

*    (Commencement date of the funds)

** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected.

*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of Class IA shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%

++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.

1 Because no class 2 shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares.
     Performance of Class 2 shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.

2 Standardized performance for Class 2 shares reflect a "blended" figure, combining (a) for periods prior to Class 2's inception on 5/1/97, historical results of Class 1 shares, and (b) for periods after 5/1/97, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

Average Annual Total Return without Withdrawal for annuities with 1.10% mortality and expense risk fee

                                                                               Performance Since
                                                                           Commencement of the Fund**
                                                                                                     Since
Subaccount     Investing In:                                      1 Year    5 Years   10 Years    Commencement
                 AXPSM VARIABLE PORTFOLIO -

PBCA 2           Blue Chip Advantage Fund (9/99) *                 --%        --%       --%         10.86%

PBND 2           Bond Fund (10/81)                                  0.37       6.60      6.77         9.27

PCMG 2           Cash Management Fund (10/81)                       3.40       3.75      3.54         5.20

PDEI 2           Diversified Equity Income Fund (9/99)+            --         --        --            2.42

PEXI 2           Extra Income Fund (5/96)                           4.86      --        --            4.14

PMGD 2           Managed Fund (4/86)                               13.36      16.69     12.07        11.42

PNDM 2           New Dimensions Fund(R)(5/96)                      30.30      --        --           24.71

PSCA 2           Small Cap Advantage Fund (9/99)                   --         --        --           12.24


                 AIM V. I.

PCAP 2           Capital Appreciation Fund (5/93)                  42.81      23.97     --           20.74

PVAL 2           Value Fund (5/93)                                 28.25      25.58     --           21.46


                 FIDELITY VIP

PBAL 2           III Balanced Portfolio (Service Class) (1/95)      3.08      --        --           11.95

PGRO 2           Growth Portfolio (Service Class) (10/86)          35.56      28.03     18.37        17.22

PGRI 2           III Growth & Income Portfolio (Service Class)      6.44      --        --           19.97
                 (12/96)

PMDC 2           III Mid Cap Portfolio (Service Class) (12/98)     46.88      --        --           50.91


                 FRANKLIN TEMPLETON VIP TRUST

PSMC 2           Franklin Small Cap Fund - Class 2 (10/95)1        89.71      --        --           30.18

PMSS 2           Franklin Value Securities Fund - Class 2          -0.16      --        --          -14.46
                 (5/98)1

PINT 2           Mutual Shares Securities Fund - Class 2           12.13      --        --            9.41
                 (11/96)1

PVAS 2           Templeton International Securities Fund -         21.67      15.53     --           13.76
                 Class 2 (5/92)2


                 MFS(R)

PGIS 2           Growth with Income Series (10/95)                  5.31      --        --           19.52

PNDS 2           New Discovery Series (4/98)                       71.26      --        --           38.97

PTRS 2           Total Return Series (1/95)                         1.75      --        --           13.91

PUTS 2           Utilities Series (1/95)                           29.15      --        --           24.84


                 PUTNAM VARIABLE TRUST

PGIN 2           Putnam VT Growth and Income Fund - Class IB        0.19      18.37     12.76        13.90
                 Shares (1/88) ***

PINC 2           Putnam VT Income Fund - Class IB Shares           -3.31       5.78      6.01         6.19
                 (1/88)++ ***

PIGR 2           Putnam VT International Growth Fund - Class       58.04      --        --           28.45
                 IB Shares (1/97)

PVIS 2           Putnam VT Vista Fund - Class IB Shares            50.77      --        --           29.39
                 (1/97)***

*    (Commencement date of the funds)

** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected.

*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of Class IA shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%

++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.

1 Because no class 2 shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares.
     Performance of Class 2 shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.

2 Standardized performance for Class 2 shares reflect a "blended" figure, combining (a) for periods prior to Class 2's inception on 5/1/97, historical results of Class 1 shares, and (b) for periods after 5/1/97, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

Average Annual Total Return with Withdrawal for annuities with a 1.10% mortality and expense risk fee

                                                                               Performance Since
                                                                           Commencement of the Fund**
                                                                                                     Since
Subaccount     Investing In:                                      1 Year    5 Years   10 Years    Commencement

                 AXPSM VARIABLE PORTFOLIO -

PBCA 2           Blue Chip Advantage Fund (9/99) *                 --%        --%       --%          2.86%

PBND 2           Bond Fund (10/81)                                 -6.86       5.82      6.77         9.27

PCMG 2           Cash Management Fund (10/81)                      -4.07       2.87      3.54         5.20

PDEI 2           Diversified Equity Income Fund (9/99)+            --         --        --           -5.00

PEXI 2           Extra Income Fund (5/96)                          -2.73      --        --            2.64

PMGD 2           Managed Fund (4/86)                                5.36      16.14     12.07        11.42

PNDM 2           New Dimensions Fund(R)(5/96)                      22.30      --        --           23.80

PSCA 2           Small Cap Advantage Fund (9/99)                   --         --        --            4.24


                 AIM V. I.

PCAP 2           Capital Appreciation Fund (5/93)                  34.81      23.54     --           20.64

PVAL 2           Value Fund (5/93)                                 20.25      25.18     --           21.36


                 FIDELITY VIP

PBAL 2           III Balanced Portfolio (Service Class) (1/95)     -4.37      --        --           11.31

PGRO 2           Growth Portfolio (Service Class) (10/86)          27.56      27.66     18.37        17.22

PGRI 2           III Growth & Income Portfolio (Service Class)     -1.27      --        --           18.33
                 (12/96)

PMDC 2           III Mid Cap Portfolio (Service Class) (12/98)     38.88      --        --           43.00


                 FRANKLIN TEMPLETON VIP TRUST

PSMC 2           Franklin Small Cap Fund - Class 2 (10/95)1        81.71      --        --           29.66

PMSS 2           Franklin Value Securities Fund - Class 2          -7.35      --        --          -18.19
                 (5/98)1

PINT 2           Mutual Shares Securities Fund - Class 2            4.13      --        --            7.82
                 (11/96)1

PVAS 2           Templeton International Securities Fund -         13.67      14.96     --           13.76
                 Class 2 (5/92)2


                 MFS(R)

PGIS 2           Growth with Income Series (10/95)                 -2.32      --        --           18.85

PNDS 2           New Discovery Series (4/98)                       63.26      --        --           35.11

PTRS 2           Total Return Series (1/95)                        -5.59      --        --           13.31

PUTS 2           Utilities Series (1/95)                           21.15      --        --           24.42


                 PUTNAM VARIABLE TRUST

PGIN 2           Putnam VT Growth and Income Fund - Class IB       -7.03      17.86     12.76        13.90
                 Shares (1/88) ***

PINC 2           Putnam VT Income Fund - Class IB Shares          -10.25       4.96      6.01         6.19
                 (1/88)++ ***

PIGR 2           Putnam VT International Growth Fund - Class       50.04      --        --           27.01
                 IB Shares (1/97)

PVIS 2           Putnam VT Vista Fund - Class IB Shares            42.77      --        --           27.98
                 (1/97)***

*    (Commencement date of the funds)

** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected.

*** Each of the above Class IB shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB shares, performance information for Class IB shares is based upon performance of Class IA shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB shares, including a 12b-1 fee of 0.15%

++ Prior to April 9, 1999, was known as Putnam VT U.S. Government and High Quality Bond Fund.

1 Because no class 2 shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares.
     Performance of Class 2 shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance. Figures assume reinvestment of dividends and capital gains.

2 Standardized performance for Class 2 shares reflect a "blended" figure, combining (a) for periods prior to Class 2's inception on 5/1/97, historical results of Class 1 shares, and (b) for periods after 5/1/97, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                               ERV - P
                                                  P

where:        P = a hypothetical initial payment of $1,000
          ERV   = Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the one-, five-, or 10- year (or other) period at the end of the one-, five-, or 10- year (or other) period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one-, five- and 10- year periods (or, if less, up to the life of the variable subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Calculation of Yield for Variable Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period:

         (b) less, a pro rata share of the subaccount expenses accrued over the period;

         (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

         (d)      multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends;

o the value of any shares purchased with dividends paid during the period; and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge; or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

Annualized Yields based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount                            Investing In                         Simple Yield       Compound Yield
----------                            ------------                         ------------       --------------
PCMG1             AXPSM Variable Portfolio - Cash Management Fund             4.62%                  4.73%
PCMG2             AXPSM Variable Portfolio - Cash Management Fund             4.82                   4.93


You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guarantee yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period according to the following formula:

                            YIELD = 2[a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund in which the subaccount invests.

Annualized Yields Based on 30-Day Period Ending Dec. 31, 1999

Subaccount                   Investing In                              Yield
----------                   ------------                              -----
PBND1             AXPSM Variable Portfolio - Bond Fund                  7.44%
PBND2             AXPSM Variable Portfolio - Bond Fund                  7.44
PEXI1             AXPSM Variable Portfolio - Extra Income Fund         11.28
PEXI2             AXPSM Variable Portfolio - Extra Income Fund         11.19


CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your annuity on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor
We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuity. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

             Rating agency                          Rating
               A.M. Best                              A+
                                                  (Superior)

             Duff & Phelps                           AAA

                Moody's                              Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $479,554. Commissions paid by AEL for the last year aggregated total $5,924,368.

The contract is new as of 1999, and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402). independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity (SM)

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts PBCA1, PBCA2, PBND1, PBND2, PCMG1, PCMG2, PDEI1, PDEI2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSCA1, PSCA2, PCAP1, PCAP2,
PVAL1,  PVAL2,  PBAL1,  PBAL2,  PGRO1, PGRO2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1,
PSMC2, PVAS1, PVAS2, PMSS1, PMSS2, PINT1, PINT2, PGIS1, PGIS2, PNDS1, PNDS2, PTRS1, PTRS2, PUTS1, PUTS2, PGIN1, PGIN2, PINC1, PINC2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Ernst & Young LLP
Minneapolis, Minnesota
March 17, 2000


American  Enterprise  Variable  Annuity  Account --  American  Express  Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 1999

                                                                            Segregated Asset Subaccounts
Assets                                             PBCA1         PBCA2         PBND1       PBND2          PCMG1          PCMG2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 263         $ 261       $ 261          $ 261          $ 261
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 282         $ 282         $ 259       $ 259          $ 261          $ 261
Dividends receivable                                  --            --             2           2              1              1
Total assets                                         282           282           261         261            262            262
                                                     ---           ---           ---         ---            ---            ---

Net assets applicable to contracts in
accumulation period                                $ 282         $ 282         $ 261       $ 261          $ 262          $ 262
                                                   -----         -----         -----       -----          -----          -----
Accumulation units outstanding                       259           259           258         258            260            260
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.09         $1.09         $1.01       $1.01          $1.01          $1.01
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PDEI1         PDEI2         PEXI1       PEXI2          PMGD1          PMGD2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 261         $ 262         $ 261       $ 261          $ 273          $ 275
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 267         $ 267         $ 265       $ 265          $ 279          $ 279
Dividends receivable                                  --            --             2           2             --             --
                                                     ---           ---             -           -            ---            ---
Total assets                                         267           267           267         267            279            279
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 267         $ 267         $ 267       $ 267          $ 279          $ 279
                                                   -----         -----         -----       -----          -----          -----
Accumulation units outstanding                       262           262           259         259            259            259
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.02         $1.02         $1.03       $1.03          $1.08          $1.08
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PNDM1         PNDM2         PSCA1       PSCA2          PCAP1          PCAP2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 262         $ 266         $ 261       $ 260          $ 266          $ 271
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 296         $ 296         $ 282       $ 282          $ 317          $ 317
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         296           296           282         282            317            317
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 296         $ 296         $ 282       $ 282          $ 317          $ 317
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       257           257           254         254            251            251
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.15         $1.15         $1.11       $1.11          $1.26          $1.26
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PVAL1         PVAL2         PBAL1       PBAL2          PGRO1          PGRO2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 264         $ 269         $ 195       $ 196          $ 194          $ 198
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 287         $ 287         $ 199       $ 199          $ 222          $ 222
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         287           287           199         199            222            222
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 287         $ 287         $ 199       $ 199          $ 222          $ 222
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       258           258           196         196            191            191
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.11         $1.11         $1.02       $1.02          $1.16          $1.16
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PGRI1         PGRI2         PMDC1       PMDC2          PSMC1          PSMC2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 195         $ 196         $ 196       $ 199          $ 260          $ 266
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 200         $ 200         $ 233       $ 233          $ 349          $ 349
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         200           200           233         233            349            349
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 200         $ 200         $ 233       $ 233          $ 349          $ 349
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       195           195           188         188            243            243
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.03         $1.03         $1.24       $1.24          $1.43          $1.43
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PVAS1         PVAS2         PMSS1       PMSS2          PINT1          PINT2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 259         $ 258         $ 260       $ 259          $ 260          $ 263
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 270         $ 270         $ 269       $ 269          $ 286          $ 286
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         270           270           269         269            286            286
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 270         $ 270         $ 269       $ 269          $ 286          $ 286
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       259           259           260         260            254            254
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.04         $1.04         $1.03       $1.03          $1.13          $1.13
                                                   =====         =====         =====       =====          =====          =====


Assets                                             PGIS1         PGIS2         PNDS1       PNDS2          PTRS1          PTRS2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 261         $ 265       $ 273          $ 260          $ 260
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 274         $ 274         $ 339       $ 339          $ 259          $ 259
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         274           274           339         339            259            259
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 274         $ 274         $ 339       $ 339          $ 259          $ 259
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       261           261           238         238            259            259
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.05         $1.05         $1.43       $1.43          $1.00          $1.00
                                                   =====         =====         =====       =====          =====          =====
See accompanying notes to financial statements.


Assets                                             PUTS1         PUTS2         PGIN1       PGIN2          PINC1          PINC2
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 264         $ 260       $ 259          $ 260          $ 259
                                                   -----         -----         -----       -----          -----          -----
  at market value                                  $ 291         $ 291         $ 254       $ 254          $ 257          $ 257
Dividends receivable                                  --            --            --          --             --             --
                                                     ---           ---           ---         ---            ---            ---
Total assets                                         291           291           254         254            257            257
                                                     ===           ===           ===         ===            ===            ===

Net assets applicable to contracts in
accumulation period                                $ 291         $ 291         $ 254       $ 254          $ 257          $ 257
                                                   =====         =====         =====       =====          =====          =====
Accumulation units outstanding                       255           255           262         262            258            258
                                                     ===           ===           ===         ===            ===            ===
Net asset value per accumulation unit              $1.14         $1.14         $0.97       $0.97          $0.99          $0.99
                                                   =====         =====         =====       =====          =====          =====


                                                                                                       Combined
                                                                                                       Variable
Assets                                             PIGR1         PIGR2         PVIS1       PVIS2        Account
Investments in shares of mutual funds and
portfolios:
  at cost                                          $ 260         $ 268         $ 284       $ 290       $ 13,176
                                                   -----         -----         -----       -----       --------
  at market value                                  $ 324         $ 324         $ 329       $ 329       $ 14,300
Dividends receivable                                  --            --            --          --             10
                                                     ---           ---           ---         ---             --
Total assets                                         324           324           329         329         14,310
                                                     ===           ===           ===         ===         ======

Net assets applicable to contracts in
accumulation period                                $ 324         $ 324         $ 329       $ 329       $ 14,310
                                                   =====         =====         =====       =====       ========
Accumulation units outstanding                       252           252           253         253
                                                     ===           ===           ===         ===
Net asset value per accumulation unit              $1.29         $1.29         $1.30       $1.30
                                                   =====         =====         =====       =====
See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity  Account --  American  Express  Pinnacle
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Investment income                                PBCA11        PBCA22       PBND11        PBND22        PCMG11        PCMG22
Dividend income from mutual funds and portfolios  $--          $--           $ 3           $ 3           $ 2           $ 2
Mortality and expense risk fee                      1            1             1             1             1             1
                                                    -            -             -             -             -             -
Investment income (loss) - net                     (1)          (1)            2             2             1             1
                                                   ==           ==             =             =             =             =

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        22           19            (2)           (2)           --            --
                                                   --           --            --            --           ---           ---
Net gain (loss) on investments                     22           19            (2)           (2)           --            --
                                                   --           --            --            --           ---           ---
Net increase (decrease) in net assets
resulting from operation                          $21         $ 18           $--           $--           $ 1           $ 1
                                                  ===         ====           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PDEI11       PDEI22       PEXI11        PEXI22        PMGD11        PMGD22
Dividend income from mutual funds and portfolios  $ 1          $ 1           $ 4           $ 4          $ 13          $ 13
Mortality and expense risk fee                      1            1             1             1             1             1
                                                    -            -             -             -             -             -
Investment income (loss) - net                     --           --             3             3            12            12
                                                  ===          ===             =             =            ==            ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                         6            5             4             4             6             4
                                                    -            -             -             -             -             -
Net gain (loss) on investments                      6            5             4             4             6             4
                                                    -            -             -             -             -             -
Net increase (decrease) in net assets resulting
from operations                                   $ 6          $ 5           $ 7           $ 7          $ 18          $ 16
                                                  ===          ===           ===           ===          ====          ====

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PNDM11       PNDM22       PSCA11        PSCA22        PCAP13        PCAP24
Dividend income from mutual funds and portfolios  $ 2          $ 2           $ 2           $ 2           $ 7           $ 7
Mortality and expense risk fee                      1            1             1             1             1             1
                                                    -            -             -             -             -             -
Investment income (loss) - net                      1            1             1             1             6             6
                                                    =            =             =             =             =             =

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        34           30            21            22            51            46
                                                   --           --            --            --            --            --
Net gain (loss) on investments                     34           30            21            22            51            46
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 35         $ 31          $ 22          $ 23          $ 57          $ 52
                                                 ====         ====          ====          ====          ====          ====

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
3For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
4For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PVAL11       PVAL22       PBAL11        PBAL22        PGRO11        PGRO22
Dividend income from mutual funds and portfolios  $ 5          $ 5           $--           $--           $--           $--
Mortality and expense risk fee                      1            1            --            --             1             1
                                                    -            -            --            --             -             -
Investment income (loss) - net                      4            4            --            --            (1)           (1)
                                                    =            =           ===           ===             ==            ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                              --            1             1            --             1            --
  Cost of investments sold                         --            1             1            --             1            --
                                                  ---            -             -           ---             -           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        23           18             4             3            28            24
                                                   --           --             -             -            --            --
Net gain (loss) on investments                     23           18             4             3            28            24
                                                   --           --             -             -            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 27         $ 22           $ 4           $ 3          $ 27          $ 23
                                                 ====         ====           ===           ===          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                               PGRI11        PGRI22       PMDC11        PMDC22        PSMC11        PSMC22
Dividend income from mutual funds and portfolios  $--          $--           $ 1           $ 1           $--           $--
Mortality and expense risk fee                     --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Investment income (loss) - net                     --           --             1             1            --            --
                                                  ---          ---            --            --           ---           ---

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                               1           --            --            --            --            --
  Cost of investments sold                          1           --            --            --            --            --
                                                   --          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                         5            4            37            34            89            83
                                                    -            -            --            --            --            --
Net gain (loss) on investments                      5            4            37            34            89            83
                                                    -            -            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                   $ 5          $ 4          $ 38          $ 35          $ 89          $ 83
                                                  ===          ===          ====          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PVAS11       PVAS22       PMSS11        PMSS22        PINT11        PINT22
Dividend income from mutual funds and portfolios  $--          $--           $--           $--           $--           $--
Mortality and expense risk fee                      1            1            --            --            --            --
Investment income (loss) - net                     (1)          (1)           --            --            --            --

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                               1           --            --            --            --            --
  Cost of investments sold                          1           --            --            --            --            --
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        11           12             9            10            26            23
                                                   --           --             -            --            --            --
Net gain (loss) on investments                     11           12             9            10            26            23
                                                   --           --             -            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 10         $ 11           $ 9          $ 10          $ 26          $ 23
                                                 ====         ====           ===          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                               PGIS11       PGIS22       PNDS11        PNDS22        PTRS11        PTRS22
Dividend income from mutual funds and portfolios  $--          $--           $ 6           $ 6           $--           $--
Mortality and expense risk fee                     --           --             1             1            --            --
                                                  ---          ---           ---           ---           ---           ---
Investment income (loss) - net                     --           --             5             5            --            --
                                                  ===          ===           ===           ===           ===           ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                              --           --            --             1            --            --
  Cost of investments sold                         --           --            --             1            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        14           13            74            66            (1)           (1)
                                                   --           --            --            --            --            --
Net gain (loss) on investments                     14           13            74            66            (1)           (1)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 14         $ 13          $ 79          $ 71          $ (1)         $ (1)
                                                 ====         ====          ====          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Investment income                                PUTS11       PUTS22       PGIN11        PGIN22        PINC11        PINC22
Dividend income from mutual funds and portfolios  $--          $--           $--           $--           $--           $--
Mortality and expense risk fee                     --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Investment income (loss) - net                     --           --            --            --            --            --
                                                  ===          ===           ===           ===           ===           ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                              --           --            --            --            --            --
  Cost of investments sold                         --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        31           27            (6)           (5)           (3)           (2)
                                                   --           --            --            --            --            --
Net gain (loss) on investments                     31           27            (6)           (5)           (3)           (2)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operation                                   $ 31         $ 27          $ (6)         $ (5)         $ (3)         $ (2)
                                                 ====         ====          ====          ====          ====          ====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.



                                                                                                     Combined
                                                                                                     Variable
Investment income                                PIGR11       PIGR22       PVIS11        PVIS22       Account
Dividend income from mutual funds and portfolios  $--          $--          $ 24          $ 24         $ 140
Mortality and expense risk fee                     --           --            --            --            26
                                                  ---          ---           ---           ---           ---
Investment income (loss) - net                     --           --            24            24           114
                                                  ===          ===            ==            ==           ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                              --            1            --            --             7
  Cost of investments sold                         --            1            --            --             7
                                                  ---          ---           ---           ---           ---
Net realized gain (loss) on investments            --           --            --            --            --
Net change in unrealized appreciation or
depreciation of investments                        64           56            45            39         1,124
                                                   --           --            --            --         -----
Net gain (loss) on investments                     64           56            45            39         1,124
                                                   --           --            --            --         -----
Net increase (decrease) in net assets resulting
from operation                                   $ 64         $ 56          $ 69          $ 63       $ 1,238
                                                 ====         ====          ====          ====       =======

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American  Enterprise  Variable  Annuity  Account --  American  Express  Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                        Segregated Asset Subaccounts
Operations                                       PBCA11       PBCA22       PBND11        PBND22        PCMG11        PCMG22
Investment income (loss) - net                   $ (1)        $ (1)          $ 2           $ 2           $ 1           $ 1
Net change in unrealized appreciation or
depreciation of investments                        22           19            (2)           (2)           --            --
                                                   --           --            --            --           ---           ---
Net increase (decrease) in net assets resulting
from operations                                    21           18            --            --             1             1
                                                   ==           ==           ===           ===             =             =

Contract transactions
Contract purchase payments                        261          264           261           261           261           261
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 282        $ 282         $ 261         $ 261         $ 262         $ 262
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        259          259           258           258           260           260
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  259          259           258           258           260           260
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PDEI11       PDEI22       PEXI11        PEXI22        PMGD11        PMGD22
Investment income (loss) - net                    $--          $--           $ 3           $ 3          $ 12          $ 12
Net change in unrealized appreciation or
depreciation of investmeets                         6            5             4             4             6             4
                                                    -            -             -             -             -             -
Net increase (decrease) in net assets resulting
from operations                                     6            5             7             7            18            16
                                                    =            =             =             =            ==            ==

Contract transactions
Contract purchase payments                        261          262           260           260           261           263
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 267        $ 267         $ 267         $ 267         $ 279         $ 279
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        262          262           259           259           259           259
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  262          262           259           259           259           259
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.



Operations                                       PNDM11       PNDM22       PSCA11        PSCA22        PCAP13        PCAP24
Investment income (loss) - net                    $ 1          $ 1           $ 1           $ 1           $ 6           $ 6
Net change in unrealized appreciation or
depreciation of investments                        34           30            21            22            51            46
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    35           31            22            23            57            52
                                                   ==           ==            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        261          265           260           259           260           265
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 296        $ 296         $ 282         $ 282         $ 317         $ 317
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        257          257           254           254           251           251
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  257          257           254           254           251           251
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
3For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
4For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PVAL11       PVAL22       PBAL11        PBAL22        PGRO11        PGRO22
Investment income (loss) - net                    $ 4          $ 4           $--           $--          $ (1)         $ (1)
Net change in unrealized appreciation or
depreciation of investments                        23           18             4             3            28            24
                                                   --           --             -             -            --            --
Net increase (decrease) in net assets resulting
from operations                                    27           22             4             3            27            23
                                                   ==           ==             =             =            ==            ==

Contract transactions
Contract purchase payments                        260          265           195           196           195           199
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 287        $ 287         $ 199         $ 199         $ 222         $ 222
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        258          258           196           196           191           191
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  258          258           196           196           191           191
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                      PGRI11       PGRI22        PMDC11        PMDC22        PSMC11        PSMC22
Investment income (loss) - net                    $--          $--           $ 1           $ 1           $--           $--
Net change in unrealized appreciation or
depreciation of investments                         5            4            37            34            89            83
                                                    -            -            --            --            --            --
Net increase (decrease) in net assets resulting
fromm operations                                    5            4            38            35            89            83
                                                    =            =            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        195          196           195           198           260           266
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 200        $ 200         $ 233         $ 233         $ 349         $ 349
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        195          195           188           188           243           243
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  195          195           188           188           243           243
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


Operations                                       PVAS11       PVAS22       PMSS11        PMSS22        PINT11        PINT22
Investment income (loss) - net                   $ (1)        $ (1)          $--           $--           $--           $--
Net change in unrealized appreciation or
depreciation of investments                        11           12             9            10            26            23
                                                   --           --             -            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    10           11             9            10            26            23
                                                   ==           ==             =            ==            ==            ==

Contract transactions
Contract purchase payments                        260          259           260           259           260           263
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 270        $ 270         $ 269         $ 269         $ 286         $ 286
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        259          259           260           260           254           254
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  259          259           260           260           254           254
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.



Operations                                       PGIS11       PGIS22       PNDS11        PNDS22        PTRS11        PTRS22
Investment income (loss) - net                    $--          $--           $ 5           $ 5           $--           $--
Net change in unrealized appreciation or
depreciation of investments                        14           13            74            66            (1)           (1)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    14           13            79            71            (1)           (1)
                                                   ==           ==            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        260          261           260           268           260           260
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 274        $ 274         $ 339         $ 339         $ 259         $ 259
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        261          261           238           238           259           259
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  261          261           238           238           259           259
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.



Operations                                       PUTS11       PUTS22       PGIN11        PGIN22        PINC11        PINC22
Investment income (loss) - net                    $--          $--           $--           $--           $--           $--
Net change in unrealized appreciation or
depreciation of investments                        31           27            (6)           (5)           (3)           (2)
                                                   --           --            --            --            --            --
Net increase (decrease) in net assets resulting
from operations                                    31           27            (6)           (5)           (3)           (2)
                                                   ==           ==            ==            ==            ==            ==

Contract transactions
Contract purchase payments                        260          264           260           259           260           259
                                                  ---          ---           ---           ---           ---           ---
Net assets at beginning of year                    --           --            --            --            --            --
                                                  ---          ---           ---           ---           ---           ---
Net assets at end of year                       $ 291        $ 291         $ 254         $ 254         $ 257         $ 257
                                                =====        =====         =====         =====         =====         =====

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --            --            --
Contract purchase payments                        255          255           262           262           258           258
                                                  ---          ---           ---           ---           ---           ---
Units outstanding at end of year                  255          255           262           262           258           258
                                                  ===          ===           ===           ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.


                                                                                                    Combined
                                                                                                    Variable
Operations                                      PIGR11       PIGR22        PVIS11        PVIS22      Account
Investment income (loss) - net                    $--          $--          $ 24          $ 24        $ 114
Net change in unrealized appreciation or
depreciation of investments                        64           56            45            39        1,124
                                                   --           --            --            --        -----
Net increase (decrease) in net assets resulting
from operations                                    64           56            69            63        1,238
                                                   ==           ==            ==            ==        =====

Contract transactions
Contract purchase payments                        260          268           260           266       13,072
                                                  ---          ---           ---           ---       ------
Net assets at beginning of year                    --           --            --            --           --
                                                  ---          ---           ---           ---         ----
Net assets at end of year                       $ 324        $ 324         $ 329         $ 329     $ 14,310

Accumulation unit activity
Units outstanding at beginning of year             --           --            --            --
Contract purchase payments                        252          252           253           253
                                                  ---          ---           ---           ---
Units outstanding at end of year                  252          252           253           253
                                                  ===          ===           ===           ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity  Account  -  American  Express  Pinnacle
Variable Annuity(SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount               Invests exclusively in shares of                          Investment Manager
PBCA1                    AXPSM Variable Portfolio-- Blue Chip Advantage Fund       IDS Life Insurance Company 1
PBCA2
PBND1                    AXPSM Variable Portfolio-- Bond Fund                      IDS Life Insurance Company 1
PBND2
PCMG1                    AXPSM Variable Portfolio-- Cash Management Fund           IDS Life Insurance Company 1
PCMG2
PDEI1                    AXPSM Variable Portfolio-- Diversified Equity Income      IDS Life Insurance Company 1
PDEI2                    Fund
PEXI1                    AXPSM Variable Portfolio-- Extra Income Fund              IDS Life Insurance Company 1
PEXI2
PMGD1                    AXPSM Variable Portfolio-- Managed Fund                   IDS Life Insurance Company 1
PMGD2
PNDM1                    AXPSM Variable Portfolio-- New Dimensions Fund            IDS Life Insurance Company 1
PNDM2
PSCA1                    AXPSM Variable Portfolio-- Small Cap Advantage Fund       IDS Life Insurance Company 2
PSCA2
PCAP1                    AIM V.I. Capital Appreciation Fund                        A I M Advisors, Inc.
PCAP2
PVAL1                    AIM V.I. Value Fund                                       A I M Advisors, Inc.
PVAL2
PBAL1                    Fidelity VIP Balanced Portfolio - Service Class           Fidelity Management & Research
PBAL2                                                                              Company (FMR) 3
PGRO1                    Fidelity VIP Growth Portfolio - Service Class             FMR 4
PGRO2
PGRI1                    Fidelity VIP Growth & Income Portfolio - Service Class    FMR 5
PGRI2
PMDC1                    Fidelity VIP Mid Cap Portfolio - Service Class            FMR 5
PMDC2
PSMC1                    FTVIPT Franklin Small Cap Fund - Class 2                  Franklin Advisers, Inc.
PSMC2
PVAS1                    FTVIPT Franklin Value Securities Fund - Class 2           Franklin Advisory Services, LLC
PVAS2
PMSS1                    FTVIPT Mutual Shares Securities Fund - Class 2            Franklin Mutual Advisers, LLC
PMSS2
PINT1                    FTVIPT Templeton International Securities Fund - Class 2  Templeton Investment Counsel, Inc.
PINT2
PGIS1                    MFS(R) Growth with Income Series                          Massachusetts Financial Services
PGIS2                                                                              Company (MFS) Investment Management(R)
PNDS1                    MFS(R) New Discovery Series                               MFS Investment Management(R)
PNDS2
PTRS1                    MFS(R) Total Return Series                                MFS Investment Management(R)
PTRS2
PUTS1                    MFS(R) Utilities Series                                   MFS Investment Management(R)
PUTS2
PGIN1                    Putnam VT Growth and Income Fund - Class IB  Shares       Putnam Investment Management, Inc.
PGIN2
PINC1                    Putnam VT Income Fund - Class IB Shares                   Putnam Investment Management, Inc.
PINC2
PIGR1                    Putnam VT International Growth Fund - Class IB Shares     Putnam Investment Management, Inc.
PIGR2
PVIS1                    Putnam VT Vista Fund - Class IB Shares                    Putnam Investment Management, Inc.
PVIS2

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.
3 FMR U.K., FMR Far East and Fidelity Investments Money Market Management
  Inc. (FIMM) are the sub-investment advisors.
4 FMR U.K. and FMR Far East and FIMM are the sub-investment advisors.
5 FMR U.K. and FMR Far East are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.00% or 1.10% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount              Investment                                                        Shares          NAV
PBCA1                   AXPSM Variable Portfolio-- Blue Chip Advantage Fund                   25       $11.08
PBCA2                                                                                         25        11.08
PBND1                   AXPSM Variable Portfolio-- Bond Fund                                  25        10.54
PBND2                                                                                         25        10.54
PCMG1                   AXPSM Variable Portfolio-- Cash Management Fund                      261         1.00
PCMG2                                                                                        261         1.00
PDEI1                   AXPSM Variable Portfolio-- Diversified Equity Income Fund             26        10.19
PDEI2                                                                                         26        10.19
PEXI1                   AXPSM Variable Portfolio-- Extra Income Fund                          31         8.58
PEXI2                                                                                         31         8.58
PMGD1                   AXPSM Variable Portfolio-- Managed Fund                               14        19.82
PMGD2                                                                                         14        19.82
PNDM1                   AXPSM Variable Portfolio-- New Dimensions Fund                        13        22.86
PNDM2                                                                                         13        22.86
PSCA1                   AXPSM Variable Portfolio-- Small Cap Advantage Fund                   25        11.13
PSCA2                                                                                         25        11.13
PCAP1                   AIM V.I. Capital Appreciation Fund                                     9        35.58
PCAP2                                                                                          9        35.58
PVAL1                   AIM V.I. Value Fund                                                    9        33.50
PVAL2                                                                                          9        33.50
PBAL1                   Fidelity VIP Balanced Portfolio - Service Class                       12        15.94
PBAL2                                                                                         12        15.94
PGRO1                   Fidelity VIP Growth Portfolio - Service Class                          4        54.80
PGRO2                                                                                          4        54.80
PGRI1                   Fidelity VIP Growth & Income Portfolio - Service Class                12        17.24
PGRI2                                                                                         12        17.24
PMDC1                   Fidelity VIP Mid Cap Portfolio - Service Class                        15        15.24
PMDC2                                                                                         15        15.24
PSMC1                   FTVIPT Franklin Small Cap Fund - Class 2                              13        26.79
PSMC2                                                                                         13        26.79
PVAS1                   FTVIPT Franklin Value Securities Fund - Class 2                       34         7.88
PVAS2                                                                                         34         7.88
PMSS1                   FTVIPT Mutual Shares Securities Fund - Class 2                        20        13.25
PMSS2                                                                                         20        13.25
PINT1                   FTVIPT Templeton International Securities Fund - Class 2              13        22.13
PINT2                                                                                         13        22.13
PGIS1                   MFS(R)Growth with Income Series                                       13        21.31
PGIS2                                                                                         13        21.31
PNDS1                   MFS(R)New Discovery Series                                            20        17.27
PNDS2                                                                                         20        17.27
PTRS1                   MFS(R)Total Return Series                                             15        17.75
PTRS2                                                                                         15        17.75
PUTS1                   MFS(R)Utilities Series                                                12        24.16
PUTS2                                                                                         12        24.16
PGIN1                   Putnam VT Growth and Income Fund - Class IB  Shares                    9        26.75
PGIN2                                                                                          9        26.75
PINC1                   Putnam VT Income Fund - Class IB Shares                               21        12.51
PINC2                                                                                         21        12.51
PIGR1                   Putnam VT International Growth Fund - Class IB Shares                 15        21.62
PIGR2                                                                                         15        21.62
PVIS1                   Putnam VT Vista Fund - Class IB Shares                                16        20.65
PVIS2                                                                                         16        20.65

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                              Year ended Dec. 31,
Subaccount               Investment                                                     1999
PBCA11                   AXPSM Variable Portfolio-- Blue Chip Advantage Fund                $260
PBCA22                                                                                       263
PBND11                   AXPSM Variable Portfolio-- Bond Fund                                261
PBND22                                                                                       261
PCMG11                   AXPSM Variable Portfolio-- Cash Management Fund                     261
PCMG22                                                                                       261
PDEI11                   AXPSM Variable Portfolio-- Diversified Equity Income Fund           261
PDEI22                                                                                       262
PEXI11                   AXPSM Variable Portfolio-- Extra Income Fund                        261
PEXI22                                                                                       261
PMGD11                   AXPSM Variable Portfolio-- Managed Fund                             273
PMGD22                                                                                       275
PNDM11                   AXPSM Variable Portfolio-- New Dimensions Fund                      262
PNDM22                                                                                       266
PSCA11                   AXPSM Variable Portfolio-- Small Cap Advantage Fund                 261
PSCA22                                                                                       260
PCAP13                   AIM V.I. Capital Appreciation Fund                                  266
PCAP24                                                                                       271
PVAL13                   AIM V.I. Value Fund                                                 264
PVAL24                                                                                       270
PBAL13                   Fidelity VIP Balanced Portfolio - Service Class                     196
PBAL24                                                                                       196
PGRO13                   Fidelity VIP Growth Portfolio - Service Class                       195
PGRO24                                                                                       198
PGRI13                   Fidelity VIP Growth & Income Portfolio - Service Class              196
PGRI24                                                                                       196
PMDC13                   Fidelity VIP Mid Cap Portfolio - Service Class                      196
PMCD24                                                                                       199
PSMC13                   FTVIPT Franklin Small Cap Fund - Class 2                            260
PSMC24                                                                                       266
PVAS13                   FTVIPT Franklin Value Securities Fund - Class 2                     260
PVAS24                                                                                       258
PMSS13                   FTVIPT Mutual Shares Securities Fund - Class 2                      260
PMSS24                                                                                       259
PINT13                   FTVIPT Templeton International Securities Fund - Class 2            260
PINT24                                                                                       263
PGIS13                   MFS(R)Growth and Income Series                                      260
PGIS24                                                                                       261
PNDS13                   MFS(R)New Discovery Series                                          265
PNDS24                                                                                       274
PTRS13                   MFS(R)Total Return Series                                           260
PTRS24                                                                                       260
PUTS13                   MFS(R) Utilities Series                                             260
PUTS24                                                                                       264
PGIN13                   Putnam VT Growth and Income Fund - Class IB  Shares                 260
PGIN24                                                                                       259
PINC13                   Putnam VT Income Fund - Class IB Shares                             260
PINC24                                                                                       259
PIGR13                   Putnam VT International Growth Fund - Class IB Shares               260
PIGR24                                                                                       269
PVIS13                   Putnam VT Vista Fund - Class IB Shares                              284
PVIS24                                                                                       290
                         Combined Variable Account                                       $13,183

1 Operations commenced on Nov. 10, 1999.
2 Operations commenced on  Nov. 12, 1999.
3 Operations commenced on Nov. 9, 1999.
4 Operations commenced on  Nov. 11, 1999.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by the American Enterprise Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION


REPORT OF INDEPENDENT AUDITORS

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP
Ernst & Young LLP
February 3, 2000
Minneapolis, Minnesota

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                  December 31,
                       ($ thousands, except share amounts)

ASSETS                                                              1999              1998
------                                                           -----------      -----------

Investments:
  Fixed maturities:
    Held to maturity, at amortized cost (fair value:
       1999, $984,103; 1998, $1,126,732)                          $1,006,349       $1,081,193
    Available for sale, at fair value (amortized cost:
       1999, $2,411,799; 1998, $2,526,712)                         2,304,487        2,594,858
                                                                 -----------      -----------
                                                                   3,310,836        3,676,051

  Mortgage loans on real estate                                      785,253          815,806
  Other investments                                                   11,470           12,103
                                                                 -----------      -----------
          Total investments                                        4,107,559        4,503,960

Accounts receivable                                                      316              214
Accrued investment income                                             56,676           61,740
Deferred policy acquisition costs                                    180,288          196,479
Deferred income taxes                                                 37,501               --
Other assets                                                               9               43
Separate account assets                                              220,994          123,185
                                                                 -----------      -----------

          Total assets                                            $4,603,343       $4,885,621
                                                                  ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                      $3,921,513       $4,166,852
  Policy claims and other policyholders' funds                        12,097            7,389
  Deferred income taxes                                                   --           23,199
  Amounts due to brokers                                              25,215           54,347
  Other liabilities                                                   17,436           24,500
  Separate account liabilities                                       220,994          123,185
                                                                 -----------      -----------
          Total liabilities                                        4,197,255        4,399,472

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                               2,000            2,000
  Additional paid-in capital                                         282,872          282,872
  Accumulated other comprehensive (loss) income:
     Net unrealized securities (losses) gains                        (69,753)          44,295
  Retained earnings                                                  190,969          156,982
                                                                 -----------      -----------
          Total stockholder's equity                                 406,088          486,149
                                                                 -----------      -----------

Total liabilities and stockholder's equity                        $4,603,343       $4,885,621
                                                                  ==========       ==========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                            1999              1998             1997
                                                          ---------         ---------        ---------

Revenues:
  Net investment income                                    $322,746          $340,219         $332,268
  Contractholder charges                                      6,069             6,387            5,688
  Mortality and expense risk fees                             2,269             1,275              641
  Net realized gain (loss) on investments                     6,565            (4,788)            (509)
                                                          ---------         ---------        ---------

          Total revenues                                    337,649           343,093          338,088
                                                          ---------         ---------        ---------

Benefits and expenses:
  Interest credited on investment contracts                 208,583           228,533          231,437
  Amortization of deferred policy acquisition costs          43,257            53,663           36,803
  Other operating expenses                                   35,147            24,476           24,890
                                                          ---------         ---------        ---------

          Total benefits and expenses                       286,987           306,672          293,130
                                                          ---------         ---------        ---------

Income before income taxes                                   50,662            36,421           44,958

Income taxes                                                 16,675            14,395           16,645
                                                          ---------         ---------        ---------

Net income                                                $  33,987         $  22,026        $  28,313
                                                          =========         =========        =========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1999
                                  ($ thousands)

                                                                                                   Accumulated
                                                                                                     Other
                                                         Total                      Additional    Comprehensive
                                                     Stockholder's     Capital       Paid-In      (Loss) Income,     Retained
                                                         Equity         Stock         Capital        Net of Tax       Earnings
                                                     -------------    --------    ------------    ------------    -------------
Balance, December 31, 1996                               $363,858       $2,000       $242,872        $ 12,343        $106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
      Unrealized holding gains arising
           during the year, net of  taxes of
        ($19,891)                                          36,940           --             --          36,940              --
      Reclassification adjustment for losses
           included in net income, net of tax
           of ($126)                                          233           --             --             233              --
                                                     -------------                                ------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                     -------------
     Comprehensive income                                  65,486
Capital contribution from IDS Life                         40,000           --         40,000              --              --
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
          during the year, net of taxes of $3,400          (6,314)          --             --          (6,314)             --
       Reclassification adjustment for losses
           included in net income, net of tax
           of ($588)                                        1,093           --             --           1,093              --
                                                     -------------                                ------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                     -------------
     Comprehensive income                                  16,805
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1998                                486,149        2,000        282,872          44,295         156,982
Comprehensive loss:
     Net income                                            33,987           --             --              --          33,987
     Unrealized holding losses arising
         during the year, net of taxes of $(59,231)      (110,001)          --             --        (110,001)             --
     Reclassification adjustment for gains
          included in net income, net of tax               (4,047)                                     (4,047)             --
          of $(2,179)                                -------------                                ------------
     Other comprehensive loss                            (114,048)          --             --        (114,048)             --
                                                     -------------
     Comprehensive loss                                   (80,061)
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1999                               $406,088       $2,000       $282,872        $(69,753)       $190,969
                                                     =============    ========    ============    ============    =============


                                         See accompanying notes.

                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                      1999          1998          1997
                                                                   -----------   -----------   -----------
Cash flows from operating activities:
  Net income                                                       $   33,987    $   22,026    $   28,313
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                               5,064        (2,152)       (8,017)
      Change in accounts receivable                                      (102)          349         9,304
      Change in deferred policy acquisition costs, net                 16,191        28,022       (21,276)
      Change in other assets                                               34            74         4,840
      Change in policy claims and other policyholders' funds            4,708        (3,939)      (16,099)
      Deferred income tax (benefit) provision                             711        (9,591)       (2,485)
      Change in other liabilities                                      (7,064)        7,595         1,255
      Amortization of premium (accretion of discount), net              2,315           122        (2,316)
      Net realized (gain) loss on investments                          (6,565)        4,788           509
      Other, net                                                      (1,562)         2,544           959
                                                                   -----------   -----------   -----------

         Net cash provided by (used in) operating activities           47,717        49,838        (5,013)

Cash flows from investing activities:
    Fixed maturities held to maturity:
        Purchases                                                          --            --        (1,996)
        Maturities                                                     65,705        73,601        41,221
        Sales                                                           8,466        31,117        30,601
    Fixed maturities available for sale:
        Purchases                                                    (593,888)     (298,885)     (688,050)
        Maturities                                                    248,317       335,357       231,419
        Sales                                                         469,126        48,492        73,366
    Other investments:
        Purchases                                                     (28,520)     (161,252)     (199,593)
        Sales                                                          57,548        78,681        29,139
    Change in amounts due to brokers                                  (29,132)       19,412       (53,796)
                                                                   -----------   -----------   ------------

          Net cash provided by (used in) investing activities         197,622       126,523      (537,689)

Cash flows from financing activities:
 Activity related to investment contracts:
    Considerations received                                           299,899       302,158       783,339
    Surrenders and other benefits                                    (753,821)     (707,052)     (552,903)
    Interest credited to account balances                             208,583       228,533       231,437
    Capital contribution from parent                                       --            --        40,000
                                                                   -----------   -----------   -----------

          Net cash (used in) provided by financing activities        (245,339)     (176,361)      501,873
                                                                   -----------   -----------   -----------

Net decrease in cash and cash equivalents                                  --            --       (40,829)

Cash and cash equivalents at beginning of year                             --            --        40,829
                                                                   -----------   -----------   -----------

Cash and cash equivalents at end of year                           $       --    $       --    $      --
                                                                   ===========   ===========   ==========
                                         See accompanying notes.


1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis.
     Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                        1999            1998           1997
                                        ----            -----          ----
    Cash paid during the year for:
      Income taxes                      $22,007        $19,035       $19,456
      Interest on borrowings              2,187          5,437         1,832

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million. Net unlocking adjustments in 1999 and 1997 were not significant.

     Liabilities for future policy benefits

     Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1999 and 1998 are $2,147 and $3,504, respectively, payable to IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

      Accounting changes

     American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

     Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                                   Gross           Gross
                                                Amortized        Unrealized       Unrealized        Fair
    Held to maturity                             Cost              Gains           Losses           Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    7,514       $     23         $    431        $    7,106
    State and municipal obligations                  3,002             44               --             3,046
    Corporate bonds and obligations                816,826          5,966           23,311           799,482
    Mortgage-backed securities                     179,007            296            4,834           174,469
                                                ----------       --------         --------        ----------
                                                $1,006,349       $  6,329         $ 28,576        $  984,103
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,047   $         --         $     47        $    1,999
    State and municipal obligations                  2,250             --              190             2,060
    Corporate bonds and obligations              1,419,150          7,445           90,703         1,335,892
    Mortgage-backed securities                     988,352          1,929           25,746           964,536
                                                ------------     --------         --------        ----------
                                                $2,411,799       $  9,374         $116,686        $2,304,487
                                                ==========       ========         ========        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                                   Gross           Gross
                                                 Amortized       Unrealized       Unrealized         Fair
    Held to maturity                               Cost            Gains           Losses            Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    8,652       $    423         $     --        $    9,075
    State and municipal obligations                  3,003            149               --             3,152
    Corporate bonds and obligations                877,140         48,822            6,670           919,292
    Mortgage-backed securities                     192,398          2,844               29           195,213
                                                ----------       --------         --------        ----------
                                                $1,081,193       $ 52,238         $  6,699        $1,126,732
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,062       $    116         $     --        $    2,178
    Corporate bonds and obligations              1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                   1,051,836         32,232               89         1,083,979
                                                ----------       --------         --------        ----------
                                                $2,526,712       $102,338          $34,192        $2,594,858
                                                ==========       ========          =======        ==========

     The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Fair
    Held to maturity                              Cost             Value

    Due in one year or less                    $    26,214        $   26,334
    Due from one to five years                     412,533           408,638
    Due from five to ten years                     331,187           320,146
    Due in more than ten years                      57,408            54,516
    Mortgage-backed securities                     179,007           174,469
                                             -------------     -------------
                                               $ 1,006,349        $  984,103
                                               ===========      ============

                                               Amortized            Fair
    Available for sale                            Cost             Value

    Due in one year or less                    $    46,937        $   47,236
    Due from one to five years                      75,233            73,525
    Due from five to ten years                   1,037,001           980,633
    Due in more than ten years                     264,276           238,557
    Mortgage-backed securities                     988,352           964,536
                                              ------------      ------------
                                                $2,411,799        $2,304,487

     During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $8,466, $31,117 and $29,561, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively.

     At December 31, 1999, bonds carried at $3,277 were on deposit with various states as required by law.

     At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $486 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                                    1999             1998
    ----------------------                       -----------       -----------
    Aaa/AAA                                       $1,168,144        $1,242,301
    Aa/AA                                             42,859            45,526
    Aa/A                                              52,416            60,019
    A/A                                              422,668           422,725
    A/BBB                                            189,072           228,656
    Baa/BBB                                          995,152         1,030,874
    Baa/BB                                            64,137            79,687
    Below investment grade                           483,700           498,117
                                                ------------      ------------
                                                  $3,418,148        $3,607,905

     At December 31, 1999, approximately 94 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1999, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                               December 31, 1999                        December 31, 1998
                                         -------------------------------       --------------------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    ----------------------------------   -----------         -----------        ----------          -----------
    South Atlantic                          $194,325         $        --          $198,552             $    651
    Middle Atlantic                          118,699                  --           129,284                  520
    East North Central                       126,243                  --           134,165                2,211
    Mountain                                 103,751                  --           113,581                   --
    West North Central                       125,891                 513           119,380                9,626
    New England                               43,345                 802            46,103                   --
    Pacific                                   41,396                  --            43,706                   --
    West South Central                        31,153                  --            32,086                   --
    East South Central                         7,100                  --             7,449                   --
                                         -----------        ------------       -----------         ------------
                                             791,903               1,315           824,306               13,008
    Less allowance for losses                  6,650                  --             8,500                   --
                                         -----------        ------------       -----------         ------------
                                            $785,253            $  1,315          $815,806              $13,008
                                            ========            ========          ========              =======


2.   Investments (continued)
                                               December 31, 1999                       December 31, 1998
                                          ------------------------------         ------------------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
                                          ----------      --------------        ----------         ------------
    Department/retail stores                $232,449        $     1,315           $253,380            $     781
    Apartments                               181,346                 --            186,030                2,211
    Office buildings                         202,132                 --            206,285                9,496
    Industrial buildings                      83,186                 --             82,857                  520
    Hotels/Motels                             43,839                 --             45,552                   --
    Medical buildings                         32,284                 --             33,103                   --
    Nursing/retirement homes                   6,608                 --              6,731                   --
    Mixed Use                                 10,059                 --             10,368                   --
                                          ----------      --------------        ----------         ------------
                                             791,903              1,315            824,306               13,008
    Less allowance for losses                  6,650                 --              8,500                   --
                                         -----------      --------------       -----------         ------------
                                            $785,253         $    1,315           $815,806              $13,008
                                            ========         ==========           ========              =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1999, the Company's recorded investment in impaired loans was $5,200 with an allowance of $1,250. At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. During 1999 and 1998, the average recorded investment in impaired loans was $5,399 and $2,736, respectively.

     The Company recognized $136, $251 and $nil of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                     1999        1998         1997
                                                     ----        ----         ----
    Balance, January 1                               $8,500      $3,718       $2,370
    Provision (reduction) for investment losses      (1,850)      4,782        1,805
    Loan payoffs                                         --          --         (457)
                                                     ------   ---------      -------
    Balance, December 31                             $6,650      $8,500       $3,718
                                                     ======      ======       ======

     Net investment income for the years ended December 31 is summarized as follows:

                                                     1999         1998        1997
                                                     -----        -----       ----
    Interest on fixed maturities                   $265,199    $285,260     $278,736
    Interest on mortgage loans                       63,721      65,351       55,085
    Interest on cash equivalents                        534         137          704
    Other                                            (1,755)     (2,493)       1,544
                                                   ---------- ----------   ----------
                                                    327,699     348,255      336,069
    Less investment expenses                          4,953       8,036        3,801
                                                   ---------  ----------   ----------
                                                   $322,746    $340,219     $332,268
                                                   ========    ========     ========

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                      1999        1998         1997
                                                      ----        ----         ----
    Fixed maturities                               $  6,534     $   863      $ 1,638
    Mortgage loans                                   (1,650)     (4,816)      (1,348)
    Other investments                                (1,819)       (835)        (799)
                                                   ---------   --------      -------
                                                   $  3,065     $(4,788)     $  (509)
                                                   =========    =======      =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                      1999       1998         1997
                                                     -----        -----       ----
    Fixed maturities available for sale           $(175,458)    $(8,032)     $57,188

3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                     1999         1998        1997
                                                     ----         ----        ----
    Federal income taxes:
      Current                                      $ 15,531    $ 23,227      $17,668
      Deferred                                          711      (9,591)      (2,485)
                                                   --------    --------      -------
                                                     16,242      13,636       15,183

    State income taxes-current                          433         759        1,462
                                                   --------    --------      -------
    Income tax expense                             $ 16,675    $ 14,395      $16,645
                                                   ========    ========      =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                       1999                      1998                     1997
                                               ------------------       ------------------       ---------------------
                                               Provision    Rate        Provision    Rate        Provision       Rate
                                               ---------    -----       ---------    -----       ---------       -----
     Federal income taxes based
       on the statutory rate                    $17,731     35.0%         $13,972    35.0%        $15,735        35.0%
     Increases (decreases) are
      attributable to:
         Tax-excluded interest                      (14)      --              (35)   (0.1)            (41)       (0.1)
         State tax, net of federal benefit          281      0.5              493     1.2             956         2.1
         Reduction of mortgage loss
           reserve                               (1,225)    (2.4)              --       --             --          --
      Other, net                                    (98)    (0.2)             (35)       --            (5)         --
                                                 ------    -----         --------    ------          ----      ------
      Total income taxes                        $16,675     32.9 %        $14,395    36.1%        $16,645        37.0%
                                                =======     =====         =======    ====         =======        ====

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                             1999          1998
                                                          -------       -------
    Policy reserves                                        $46,243      $51,298
    Unrealized losses on investments                        39,678           --
    Other                                                    1,070        2,214
                                                          --------     --------
         Total deferred income tax assets                   86,991       53,512
                                                          --------     --------

    Deferred income tax liabilities:
    Deferred policy acquisition costs                       49,490       52,908
    Unrealized gains on investments                             --       23,803
                                                          --------     --------
         Total deferred income tax liabilities              49,490       76,711
                                                          --------     --------
         Net deferred income tax assets (liabilities)      $37,501     ($23,199)
                                                           =======     ========

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $58,223 and $45,716 as of December 31, 1999 and 1998, respectively. In addition, dividends in excess of $15,241 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                           1999           1998             1997
                                        ---------      ---------        -------
    Statutory net income                  $ 15,241       $ 37,902      $ 23,589
    Statutory stockholder's equity         343,094        330,588       302,264

5.   Related party transactions

     The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $8,258 and $6,651 at December 31, 1999 and 1998, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $38,931, $28,482 and $24,535 for the years ended December 31, 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1999                        Amount            Amount            Value          Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
    Interest rate caps                     $  900,000         $  3,212         $  4,437          $  4,437
        Interest rate floors                2,000,000            8,258            2,251             2,251
     Off balance sheet assets:
        Interest rate swaps                 2,000,000               --           18,274            18,274
                                                             ---------         --------          --------
                                                               $11,470          $24,962           $24,962
                                                               =======          =======           =======


7.   Derivative financial instruments (continued)

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1998                        Amount            Amount            Value           Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
        Interest rate caps                 $  900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors                1,000,000            6,651           17,798            17,798
      Off balance sheet liabilities:
        Interest rate swaps                 1,000,000               --          (33,500)               --
                                                             ---------        ----------         --------
                                                               $12,103        ($ 14,184)          $19,316
                                                               =======        ===========         =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2006.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                    1999                          1998
                                                         --------------------------      --------------------------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    ----------------                                     ----------       ---------      ----------      ----------
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,006,349        $984,103      $1,081,193      $1,126,732
       Available for sale                                 2,304,487       2,304,487       2,594,858       2,594,858
    Mortgage loans on real estate (Note 2)                  785,253         770,095         815,806         874,064
    Derivative financial instruments (Note 7)                11,470          24,962          12,103          19,316
    Separate account assets (Note 1)                        220,994         220,994         123,185         123,185

    Financial Liabilities
    Future policy benefits for fixed annuities           $3,905,849      $3,778,945      $4,152,059      $4,000,789
    Separate account liabilities                            220,994         209,942         123,185         115,879
    Derivative financial instruments (Note 7)                    --              --              --          33,500

     At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $15,633 and $14,793, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

9.   Commitments and contingencies

     In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

10. YEAR 2000 ISSUE (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

     AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

     In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     The audited financial statements of the variable account including:

     Statements of net assets as of December 31, 1999;
     Statements of operations for the period ended Dec. 31, 1999; and Statements of changes in net assets for the period ended Dec. 31, 1999. Notes to Financial Statements.
     Report of Independent Auditors dated March 17, 2000.

The audited financial statements of American Enterprise Life Insurance Company including:

     Balance sheets as of Dec. 31, 1999 and 1998; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1999, 1998, and 1997.
     Notes to Financial Statements.
     Report of Independent Auditors dated Feb. 3, 2000.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 236 additional subaccounts within the separate account, dated September 8, 1999 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

2.   Not applicable.

3. Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

4.1  Form of Deferred  Annuity  Contract  (form 44170) filed  electronically  as
     Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

4.2  Form of Roth IRA Endorsement  (form 43094) filed  electronically as Exhibit
     4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated herein by reference.

4.3  Form of SEP-IRA  Endorsement  (form 43412) filed  electronically as Exhibit
     4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-72777, is incorporated herein by reference.

5.   Form of Variable Annuity  Application (form 44171) filed  electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit 6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.2  Amended  By-Laws of  American  Enterprise  Life,  filed  electronically  as
     Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

7.   Not applicable.

8.1 Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distribution Corporation and IDS Life Insurance Company filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

8.2 Form of Participation agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit 8.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.  Consent of Independent Auditors is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

14.  Not applicable.

15.1 Power of Attorney to sign this Registration Statement, dated April 9, 1998, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

15.2 Power of Attorney to sign this Registration Statement, dated July 29, 1999, filed electronically as Exhibit 15.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)


Name                   Principal Business Address            Positions and Offices with Depositor

James E. Choat         200 AXP Financial Center               Director, President and Chief
                       Minneapolis, MN  55474                 Executive Officer

Lorraine R. Hart       200 AXP Financial Center               Vice President, Investments
                       Minneapolis, MN  55474

Jeffrey S. Horton      200 AXP Financial Center               Vice President and Treasurer
                       Minneapolis, MN  55474


Richard W. Kling       200 AXP Financial Center               Director and Chairman of the Board
                       Minneapolis, MN  55474

Bruce A. Kohn          200 AXP Financial Center               Vice President, Group Counsel and
                       Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler     Indianapolis Power and Light           Director
                       One Monument Circle
                       P.O. Box 1595
                       Indianapolis, IN  46206-1595

Eric L. Marhoun        200 AXP Financial Center               Vice President, Group Counsel and
                       Minneapolis, MN  55474                 Assistant Secretary

Paula R. Meyer         200 AXP Financial Center               Director and Executive Vice
                       Minneapolis, MN  55474                 President, Assured Assets

Mary Ellyn Minenko     200 AXP Financial Center               Vice President, Group Counsel and
                       Minneapolis, MN  55474                 Assistant Secretary

Stuart A. Sedlacek     200 AXP Financial Center               Executive Vice President
                       Minneapolis, MN  55474

William A. Stoltzmann  200 AXP Financial Center               Director, Vice President, General
                       Minneapolis, MN  55474                 Counsel and Secretary

Philip C. Wentzel      200 AXP Financial Center               Vice President and Controller
                       Minneapolis, MN  55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

          The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota




     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contract owners

          As of March 31, 2000 there were 3 contract owners of non-qualified contracts and 1 contract owner of qualified contract.

Item 28. Indemnification

          The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

          The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

          The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29 Principal Underwriters

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counseland Assistant
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial
                                      Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $5,924,368            $479,554             None                  None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

         American Enterprise Life Insurance Company
         200 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

     (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

     (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2000.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                                     (Sponsor)

                           By /s/  James E. Choat*
                                   James E. Choat
                                   President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                                Title

/s/  James E. Choat*                     Director, President and
     James E. Choat                      Chief Executive Officer

/s/  Jeffrey S. Horton*                  Vice President and Treasurer
     Jeffrey S. Horton

/s/  Richard W. Kling*                   Director and Chairman of the Board
     Richard W. Kling

/s/  Paul S. Mannweiler*                 Director
     Paul S. Mannweiler

/s/  Paula R. Meyer*                     Executive Vice President,
     Paula R. Meyer                      Assured Assets

/s/  William A. Stoltzmann*              Director, Vice President, General
     William A. Stoltzmann               Counsel and Secretary

/s/  Philip C. Wentzel*                  Vice President and Controller
     Philip C. Wentzel

*    Signed  pursuant  to  Power  of  Attorney,   dated  July  29,  1999,  filed
     electronically as Exhibit 15.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, incorporated herein by reference.




By: /s/ Mary Ellyn Minenko
        Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.
         The prospectus.

Part B.
         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits